FEDERATED SMALL CAP STRATEGIES FUND
(A PORTFOLIO OF FEDERATED EQUITY FUNDS)
CLASS A SHARES
CLASS B SHARES
CLASS C SHARES
COMBINED PROSPECTUS

The shares of Federated Small Cap Strategies Fund (the "Fund") represent interests in a diversified portfolio of Federated Equity Funds (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide capital appreciation. Any income received from the portfolio is entirely incidental. The Fund pursues its investment objective by investing primarily in a portfolio of common stocks of small capitalization companies.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Combined Statement of Additional Information dated
   November 1    , 1995, with the Securities and Exchange Commission. The
information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact your financial institution.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated    November 1    , 1995





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                               TABLE OF CONTENTS

Summary of Fund Expenses.......................................................1

Synopsis.......................................................................4

Liberty Family of Funds........................................................5

Investment Information.........................................................6
  Investment Objective.........................................................6
  Investment Policies..........................................................6
  Investment Limitations......................................................13

Net Asset Value...............................................................14

Investing in the Fund.........................................................15

How To Purchase Shares........................................................16
  Investing in Class A Shares.................................................16
  Investing in Class B Shares.................................................18
  Investing in Class C Shares.................................................19
  Special Purchase Features...................................................20

Exchange Privilege............................................................21

How To Redeem Shares..........................................................23
  Special Redemption Features.................................................24
  Contingent Deferred Sales Charge............................................24

  Elimination of Contingent Deferred
     Sales Charge.............................................................25

Account and Share Information.................................................26

Trust Information.............................................................27
  Management of the Trust.....................................................27
  Distribution of Shares......................................................28
  Administration of the Fund..................................................30
  Expenses of the Fund and Class A Shares,
     Class B Shares, and Class C Shares.......................................31
  Brokerage Transactions......................................................31

Shareholder Information.......................................................32
  Voting Rights...............................................................32
  Massachusetts Partnership Law...............................................32

Tax Information...............................................................33
  Federal Income Tax..........................................................33
  Pennsylvania Corporate and Personal
     Property Taxes...........................................................33
Performance Information.......................................................34



-------------------------------------------------------------------------------

                            SUMMARY OF FUND EXPENSES
                      FEDERATED SMALL CAP STRATEGIES FUND

                                                      CLASS A SHARES
                                             SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).....................................      5.50%
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)..........................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
  proceeds, as applicable) (1)..................................................................................      0.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)..............................................       None
Exchange Fee....................................................................................................       None
                                         ANNUAL CLASS A SHARES OPERATING EXPENSES
                                    (As a percentage of projected average net assets)*
Management Fee (after waiver) (2)...............................................................................      0.64%
12b-1 Fee (3)...................................................................................................      0.00%
Total Other Expenses............................................................................................      0.71%
    Shareholder Services Fee.........................................................................       0.25%
         Total Class A Shares Operating Expenses (4)............................................................      1.35%


(1) Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distribtued by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50 of 1.00% for redemptions made within one full year of purchase. (See "Contingent Deferred Sales Charge.")

(2) The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(3) Class A Shares have no present intention of paying or accruing the 12b-1 fee during the fiscal year ending October 31, 1996. If Class A Shares were paying or accruing the 12b-1 fee, Class A Shares would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Trust Information."

(4) The Total Class A Shares Operating Expenses are estimated to be 1.46% absent the anticipated voluntary waiver of a portion of the Management Fee.

 * Total Class A Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending October 31, 1996. During the course of this period, expenses may be more or less than the average amount shown.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class A Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                                              1 year     3 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual
  return and (2) redemption at the end of each time period........................................     $73        $95
You would pay the following expenses on the same investment, assuming no redemption...............     $68        $95


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE CLASS A SHARES' FISCAL YEAR ENDING OCTOBER 31, 1996.





------------------------------------------------------------------------------

                            SUMMARY OF FUND EXPENSES
                      FEDERATED SMALL CAP STRATEGIES FUND

                                                      CLASS B SHARES
                                             SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).....................................       None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)..........................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
  proceeds, as applicable) (1)..................................................................................      5.50%
Redemption Fee (as a percentage of amount redeemed, if applicable)..............................................       None
Exchange Fee....................................................................................................       None
                                         ANNUAL CLASS B SHARES OPERATING EXPENSES
                                    (As a percentage of projected average net assets)*
Management Fee (after waiver) (2)...............................................................................      0.64%
12b-1 Fee.......................................................................................................      0.75%
Total Other Expenses............................................................................................      0.71%
    Shareholder Services Fee.........................................................................       0.25%
         Total Class B Shares Operating Expenses (3) (4)........................................................      2.10%



(1) The contingent deferred sales charge is 5.50% in the first year declining to 1.00% in the sixth year and 0.00% thereafter. (See "Contingent Deferred Sales Charge.")

(2) The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(3) Class B Shares convert to Class A Shares (which pay lower ongoing expenses) approximately eight years after purchase.

(4) The Total Class B Shares Operating Expenses are estimated to be 2.21% absent the anticipated voluntary waiver of a portion of the Management Fee.

 * Total Class B Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending October 31, 1996. During the course of this period, expenses may be more or less than the average amount shown.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class B Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class B Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

EXAMPLE                                                                                              1 year     3 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period.......................................................     $78       $109
You would pay the following expenses on the same investment, assuming no redemption...............     $21       $ 66


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE CLASS B SHARES' FISCAL YEAR ENDING OCTOBER 31, 1996.




------------------------------------------------------------------------------

                            SUMMARY OF FUND EXPENSES
                      FEDERATED SMALL CAP STRATEGIES FUND

                                                      CLASS C SHARES
                                             SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).....................................       None
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)..........................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption
  proceeds, as applicable) (1)..................................................................................      1.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)..............................................       None
Exchange Fee....................................................................................................       None
                                         ANNUAL CLASS C SHARES OPERATING EXPENSES
                                    (As a percentage of projected average net assets)*
Management Fee (after waiver) (2)...............................................................................      0.64%
12b-1 Fee.......................................................................................................      0.75%
Total Other Expenses............................................................................................      0.71%
    Shareholder Services Fee.........................................................................      0.25%
         Total Class C Shares Operating Expenses (3)............................................................      2.10%



(1) The contingent deferred sales charge assessed is 1.00% of the lesser of the original purchase price or the net asset value of Shares redeemed within one year of their purchase date. (See "Contingent Deferred Sales Charge.")

(2) The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(3) The Total Class C Shares Operating Expenses are estimated to be 2.21%% absent the anticipated voluntary waiver of a portion of the Management Fee.

 * Total Class C Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending October 31, 1996. During the course of this period, expenses may be more or less than the average amount shown.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class C Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class C Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

    Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted under the rules of the National Association of Securities Dealers, Inc.

EXAMPLE                                                                                              1 year     3 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period.......................................................     $32        $66
You would pay the following expenses on the same investment, assuming no redemption...............     $21        $66


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE CLASS C SHARES' FISCAL YEAR ENDING OCTOBER 31, 1996.




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                                    SYNOPSIS

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 17, 1984 under the name "Federated Growth Trust." The Trust later changed its name to "Federated Equity Funds." The Trust's address is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established three classes of shares for the Fund, known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively as the context requires, "Shares").

Shares of the Fund are designed for individuals and institutions seeking capital appreciation by investing primarily in a portfolio of common stocks of small capitalization companies.

For information on how to purchase Shares of the Fund, please refer to "How to Purchase Shares." The minimum initial investment for Class A Shares is $500. The minimum initial investment for Class B Shares and Class C Shares is $1500. However, the minimum initial investment for a retirement account in any class is $50. Subsequent investments in any class must be in amounts of at least $100, except for retirement plans which must be in amounts of at least $50.

In general, Class A Shares are sold at net asset value plus an applicable sales load and are redeemed at net asset value. However, a contingent deferred sales charge is imposed under certain circumstances. For a more complete description, see "How to Redeem Shares."

Class B Shares are sold at net asset value and are redeemed at net asset value. However, a contingent deferred sales charge is imposed on certain Shares which are redeemed within six full years of purchase. See "How to Redeem Shares."

Class C Shares are sold at net asset value. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first 12 months following purchase. See "How to Redeem Shares."

In addition, the Fund also pays a shareholder services fee at an annual rate not to exceed 0.25% of average daily net assets.

Additionally, information regarding the exchange privilege offered with respect to the Fund and certain other funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter (the "Federated Funds") can be found under "Exchange Privilege."

Federated Management is the investment adviser (the "Adviser") to the Fund and receives compensation for its services. The Adviser's address is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779.

Investors should be aware of the following general observations. The Fund may make certain investments and employ certain investment techniques that involve risks, including entering into repurchase agreements, investing in when-issued securities and put and call options, and lending portfolio securities. These risks are described under "Investment Policies."
The Fund's current net asset value and offering price can be found in the mutual funds section of local newspapers under "Federated Liberty Funds."


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                            LIBERTY FAMILY OF FUNDS

This Fund is a member of a family of mutual funds, collectively known as the Liberty Family of Funds. The other funds in the Liberty Family of Funds are:

 American Leaders Fund, Inc., providing growth of capital and income through high-quality stocks;

 Capital Growth Fund, providing appreciation of capital primarily through equity securities;

 Federated Bond Fund, providing current income through high-quality corporate debt;

 Federated Growth Strategies Fund, providing appreciation of capital primarily through equity securities of companies with prospects for above-average growth in earnings and dividends;

 Fund for U.S. Government Securities, Inc., providing current income through long-term U.S. government securities;

 International Equity Fund, providing long-term capital growth and income through international securities;

 International Income Fund, providing a high level of current income consistent with prudent investment risk through high-quality debt securities denominated primarily in foreign currencies;
 Liberty Equity Income Fund, Inc., providing above-average income and capital appreciation through income producing equity securities;

 Liberty High Income Bond Fund, Inc., providing high current income through high-yielding, lower-rated corporate bonds;

 Liberty Municipal Securities Fund, Inc., providing a high level of current income exempt from federal regular income tax through municipal bonds;

 Liberty U.S. Government Money Market Trust, providing current income consistent with stability of principal through high-quality U.S. government securities;

 Liberty Utility Fund, Inc., providing current income and long-term growth of income, primarily through electric, gas, and communications utilities;

 Limited Term Fund, providing a high level of current income consistent with minimum fluctuation in principal value through investment grade securities;

 Limited Term Municipal Fund, providing a high level of current income exempt from federal regular income tax consistent with the preservation of principal, primarily limited to municipal securities;

 Michigan Intermediate Municipal Trust, providing current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities, primarily through Michigan municipal securities;

 Pennsylvania Municipal Income Fund, providing current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania, primarily through Pennsylvania municipal securities;
 Strategic Income Fund, providing a high level of current income, primarily through domestic and foreign corporate debt obligations;

 Tax-Free Instruments Trust, providing current income consistent with stability of principal and exempt from federal income tax, through high-quality, short-term municipal securities; and

 World Utility Fund, providing total return primarily through securities issued by domestic and foreign companies in the utilities industries.

Prospectuses for these funds are available by writing to Federated Securities Corp.

Each of the funds may also invest in certain other types of securities as described in each fund's prospectus.

The Liberty Family of Funds provides flexibility and diversification for an investor's long-term investment planning. It enables an investor to meet the challenges of changing market conditions by offering convenient exchange privileges which give access to various investment vehicles and by providing the investment services of proven, professional investment advisers.

Shareholders of Class A Shares who have been designated as Liberty Life Members are exempt from sales loads on future purchases in and exchanges between the Class A Shares of any funds in the Liberty Family of Funds, as long as they maintain a $500 balance in one of the Liberty Funds.

--------------------------------------------------------------------------------
                             INVESTMENT INFORMATION
INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide capital appreciation. Any income received from the portfolio is entirely incidental. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks of small capitalization companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks of small capitalization companies. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

                             ACCEPTABLE INVESTMENTS

The securities in which the Fund invests include, but are not limited to:

 common stock of U.S. companies which are either listed on the New York or American Stock Exchange or traded in over-the-counter markets and are considered by the Adviser to have potential for above-average appreciation;

 corporate securities and convertible securities;

 securities of foreign issuers;

 restricted and illiquid securities;

 securities of other investment companies; and


 securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

                         SMALL CAPITALIZATION COMPANIES

Small capitalization companies are those companies that have a market capitalization of $1 billion or less at the time of purchase. Small capitalization companies are positioned for rapid growth in revenues or earnings and assets, characteristics which may provide for significant capital appreciation. Small companies often pay no dividends and current income is not a factor in the selection of stocks. Smaller companies often have limited product lines, markets, or financial resources, and they may be dependent upon one or a few key people for management. (See "Equity Investment Risk Considerations")

                              CORPORATE SECURITIES

The Fund may invest in preferred stocks, convertible securities, notes or debentures rated investment grade, i.e., Baa or better by Moody's Investors Service, Inc. ("Moody's"), or BBB or better by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") (or, if unrated, are deemed to be of comparable quality by the Fund's Adviser), and warrants of these companies. Corporate fixed income securities are subject to market and credit risks. In addition, the prices of fixed income securities fluctuate inversely to the direction of interest rates. It should be noted that securities receiving the lowest investment grade rating are considered to have some speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated securities. In the event that a security which had an eligible rating when purchased is downgraded below Baa or BBB, the Adviser will promptly reassess whether continued holding of the security is consistent with the Fund's objective.

                             CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be converted at a stated price within a specific period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants, or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

The Fund may invest in convertible securities rated Baa or lower by Moody's or BBB or lower by S&P or Fitch, or if unrated, are deemed to be of comparable quality by the Adviser.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted, but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the security is converted into equity. Usable bonds are corporate bonds that can be used, in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality.

In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the Adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the Adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the Adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

                             SYNTHETIC CONVERTIBLES

A "synthetic convertible" is created by combining distinct securities that possess the two principal characteristics of a true convertible: a fixed-income component and a convertibility component. This combination is achieved by investing in nonconvertible fixed-income securities (nonconvertible bonds, preferred stocks, and money market instruments) and in warrants or call options traded on U.S. or foreign exchanges or in the over-the-counter markets granting the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price or to receive cash in the case of stock index options.

Synthetic convertibles differ from true convertible securities in several respects. Unlike a true convertible, which is a single security having a unitary market value, a synthetic convertible is comprised of two distinct securities, each with its own market value. Therefore, the "market value" of a synthetic convertible is the sum of the values of its fixed-income component and its separate convertibility component. For this reason, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations.

A synthetic convertible may be more flexible than a convertible security. For example, a synthetic convertible may offer different issuers in the fixed-income component than are offered in the stock underlying the convertibility component. A synthetic convertible allows the Adviser to combine components representing distinct issuers, or to combine a fixed-income security with a call option on a stock index, when it determines that such a combination would better promote the Fund's investment objective and diversification. A synthetic convertible may also offer flexibility in that its two components may be purchased separately. For example, the Adviser may purchase a listed call option for inclusion in a synthetic convertible, but temporarily hold short-term investments while postponing purchase of a corresponding bond pending development of more favorable market conditions.
A holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component, will decline, causing a decline in the value of the call option or warrant. Should the price of the stock or the level of the index fall below the exercise price, and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Since a synthetic convertible includes a fixed-income component, the holder of a synthetic convertible also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument. Finally, a synthetic convertible can be expected to have greater transaction costs than a true convertible security.

A combination of convertible securities and synthetic convertibles may offer certain advantages over an investment policy that allows for only one of these investment vehicles. Since convertible securities and synthetic convertibles may respond differently to varying market conditions, the ability to invest in both types of securities should afford greater flexibility in managing the Fund's portfolio.

          RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES

The convertible and synthetic convertible securities in which the Fund invests are usually not in the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P or Fitch and Aaa, Aa, or A for Moody's), but are in the lower rating categories or are unrated, but are of comparable quality and have speculative characteristics or are speculative. Lower-rated bonds or unrated bonds are commonly referred to as "junk bonds." There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold convertible and synthetic convertible securities rated in the lowest rating category. A description of the rating categories is contained in the Appendix to the Combined Statement of Additional Information.

Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment-grade bonds, lower-rated bonds tend to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower-yielding bonds.

The Adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

                         SECURITIES OF FOREIGN ISSUERS

The Fund may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depositary receipts ("American Depositary Receipts" or "ADRs"). In addition, the Fund may invest in other securities of foreign issuers. There may be certain risks associated with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, and the possibility that there will be less information on such securities and their issuers available to the public. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and affecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Foreign securities may be subject to foreign taxes, which reduce yield, and may be less marketable than comparable United States securities. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any risk identified above appears to the Adviser to be substantial. The Fund will not invest more than 20% of its assets in foreign securities.

                              PUT AND CALL OPTIONS

The Fund may purchase put options on its portfolio securities. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. These options will be used as a hedge to attempt to protect securities which the Fund holds against decreases in value. The Fund may also write covered call options on all or any portion of its portfolio to generate income. As a writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund will write call options on securities either held in its portfolio, or which it has the right to obtain without payment of further consideration, or for which it has segregated cash or U.S. government securities in the amount of any additional consideration.

   The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. The Fund will not buy call options or write put options, other than to close out open option positions, without further notification to shareholders.
                         FUTURES AND OPTIONS ON FUTURES

The Fund may purchase and sell futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Futures contracts call for the delivery of particular instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect its portfolio securities against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may also write put options and purchase call options on futures contracts as a hedge against rising purchase prices of portfolio securities. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

                                     RISKS

When the Fund uses financial futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the Adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

                       RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

                 WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the Adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

                             TEMPORARY INVESTMENTS

In such proportions as, in the judgment of its Adviser, prevailing market conditions warrant, the Fund may, for temporary defensive purposes, invest in:

 short-term money market instruments;

 securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities; and

 repurchase agreements.

                             REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

             INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of other investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses. The Adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.

                        LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the Adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned at all times.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.


                      DERIVATIVE CONTRACTS AND SECURITIES

The term "derivative" has traditionally been applied to certain contracts (including futures, forward, option, and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity, or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages, or other obligations.

Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objectives, policies, and limitations.

                     EQUITY INVESTMENT RISK CONSIDERATIONS

As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, because the Fund invests primarily in small capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Composite Stock Price Index ("Standard & Poor's 500 Index"). This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small companies may decline in price as the prices of large company stocks rise or vice versa. Therefore, investors should expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Index.

INVESTMENT LIMITATIONS

The Fund will not:

 borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge its assets to secure such borrowings; or

 with respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, and repurchase agreements collateralized by such securities) or acquire more than 10% of the outstanding voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval.


--------------------------------------------------------------------------------
                                NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of each class of Shares in the market value of all securities and other assets of the Fund, subtracting the interest of each class of Shares in the liabilities of the Fund and those attributable to each class of Shares, and dividing the remainder by the total number of each class of Shares outstanding. The net asset value for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

The net asset value of each class of Shares of the Fund is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or (iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

-------------------------------------------------------------------------------
                             INVESTING IN THE FUND

The Fund offers investors three classes of Shares that carry sales loads and contingent deferred sales charges in different forms and amounts and which bear different levels of expenses.

                                 CLASS A SHARES

An investor who purchases Class A Shares pays a maximum sales load of 5.50% at the time of purchase. Certain purchases of Class A Shares are not subject to a sales load. See "Investing in Class A Shares." As a result, Class A Shares are not subject to any charges when they are redeemed (except for special programs offered under "Purchases with Proceeds From Redemptions of Unaffiliated Investment Companies"). Certain purchases of Class A Shares qualify for reduced sales loads. See "Reducing or Eliminating the Sales Load." Class A Shares have no conversion feature.

                                 CLASS B SHARES

Class B Shares are sold without an initial sales load, but are subject to a contingent deferred sales charge of up to 5.50% if redeemed within six full years following purchase. Class B Shares also bear a higher 12b-1 fee than Class A Shares. Class B Shares will automatically convert into Class A Shares, based on relative net asset value, on or around the fifteenth of the month eight full years after the purchase date. Class B Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but (until conversion) will have a higher expense ratio and pay lower dividends than Class A Shares due to the higher 12b-1 fee.


                                 CLASS C SHARES

Class C Shares are sold without an initial sales load, but are subject to a 1.00% contingent deferred sales charge on assets redeemed within the first 12 months following purchase. Class C Shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made, but will have a higher expense ratio and pay lower dividends than Class A Shares due to the higher 12b-1 fee. Class C Shares have no conversion feature.

-------------------------------------------------------------------------------
                             HOW TO PURCHASE SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer which has a sales agreement with the distributor) or by wire or by check directly to the Fund, with a minimum initial investment of $500 for Class A Shares and $1,500 for Class B Shares and Class C Shares. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. (Financial institutions may impose different minimum investment requirements on their customers.)

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.


INVESTING IN CLASS A SHARES

Class A Shares are sold at their net asset value next determined after an order is received, plus a sales load as follows:

                                 SALES LOAD AS       DEALER
                SALES LOAD AS    A PERCENTAGE      CONCESSION
                A PERCENTAGE        OF NET       AS A PERCENTAGE
  AMOUNT OF      OF OFFERING        AMOUNT          OF PUBLIC
 TRANSACTION        PRICE          INVESTED      OFFERING PRICE
Less than
 $50,000            5.50%            5.82%            5.00%
$50,000 but
 less than
 $100,000           4.50%            4.71%            4.00%
$100,000 but
 less than
 $250,000           3.75%            3.90%            3.25%
$250,000 but
 less than
 $500,000           2.50%            2.56%            2.25%
$500,000 but
 less than
 $1 million         2.00%            2.04%            1.80%
$1 million or
 greater            0.00%            0.00%           0.25%*


*See sub-section entitled "Dealer Concession."

No sales load is imposed for Class A Shares purchased through bank trust departments, investment advisers registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or to shareholders designated as Liberty Life Members. However, investors who purchase Shares through a trust department, investment adviser, or retirement plan may be charged an additional service fee by the institution. Additionally, no sales load is imposed for Class A Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee or fees for services.

                               DEALER CONCESSION

For sales of Class A Shares, a dealer will normally receive up to 90% of the applicable sales load. Any portion of the sales load which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales load retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales load; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.

The sales load for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales load in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.

Effective as of the date of this prospectus, and until further notice, the entire amount of the applicable sales load will be reallowed to dealers. In addition, the distributor will pay dealers additional bonus payments in an amount equal to 0.50 of 1.00% of the public offering price of Shares sold.

                            REDUCING OR ELIMINATING
                                 THE SALES LOAD

The sales load can be reduced or eliminated on the purchase of Class A Shares through:

 quantity discounts and accumulated purchases;

 concurrent purchases;

 signing a 13-month letter of intent;


 using the reinvestment privilege; or

 purchases with proceeds from redemptions of unaffiliated investment company shares.

                             QUANTITY DISCOUNTS AND
                             ACCUMULATED PURCHASES

As shown in the table above, larger purchases reduce the sales load paid. The Fund will combine purchases of Class A Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales load. In addition, the sales load, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Class A Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Class A Shares having a current value at the public offering price of $30,000 and he purchases $20,000 more at the current public offering price, the sales load on the additional purchase according to the schedule now in effect would be 4.50%, not 5.50%.

To receive the sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Class A Shares are already owned or that purchases are being combined. The Fund will reduce the sales load after it confirms the purchases.

                              CONCURRENT PURCHASES

For purposes of qualifying for a sales load reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Liberty Family of Funds, the purchase price of which includes a sales load. For example, if a shareholder concurrently invested $30,000 in one of the other funds in the Liberty Family of Funds with a sales load, and $20,000 in this Fund, the sales load would be reduced.

To receive this sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will reduce the sales load after it confirms the purchases.

                                LETTER OF INTENT

If a shareholder intends to purchase at least $50,000 of shares of the funds in the Liberty Family of Funds (excluding money market funds) over the next 13 months, the sales load may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales load adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 5.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.

The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales load.

While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales load applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Class A Shares of any fund in the Liberty Family of Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.


                             REINVESTMENT PRIVILEGE

If Class A Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales load. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales load. If the shareholder redeems his Class A Shares in the Fund, there may be tax consequences.

                          PURCHASES WITH PROCEEDS FROM
                          REDEMPTIONS OF UNAFFILIATED
                              INVESTMENT COMPANIES

Investors may purchase Class A Shares at net asset value, without a sales load, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales load or commission and were not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing, or by his financial institution, at the time the purchase is made. From time to time, the Fund may offer dealers a payment of .50 of 1.00% for Shares purchased under this program. If Shares are purchased in this manner, fund purchases will be subject to a contingent deferred sales charge for one year from the date of purchase. Shareholders will be notified prior to the implementation of any special offering as described above.

INVESTING IN CLASS B SHARES

Class B Shares are sold at their net asset value next determined after an order is received. While Class B Shares are sold without an initial sales load, under certain circumstances described under "Contingent Deferred Sales Charge--Class B Shares," a contingent deferred sales charge may be applied by the distributor at the time Class B Shares are redeemed.

                          CONVERSION OF CLASS B SHARES

Class B Shares will automatically convert into Class A Shares on or around the fifteenth of the month eight full years after the purchase date, except as
noted below, and    may     no longer be subject to a distribution services
fee (see "Distribution of Shares"). Such conversion will be on the basis of the relative net asset values per share, without the imposition of any sales load, fee or other charge. Class B Shares acquired by exchange from Class B Shares of another fund in the Liberty Family of Funds will convert into Class A Shares based on the time of the initial purchase. For purposes of conversion to Class A Shares, Shares purchased through the reinvestment of dividends and distributions paid on Class B Shares will be considered to be held in a separate sub-account. Each time any Class B Shares in the shareholder's account (other than those in the sub-account) convert to Class A Shares, an equal pro rata portion of the Class B Shares in the sub-account will also convert to Class A Shares. The conversion of Class B Shares to Class A Shares is subject to the continuing availability of a ruling from the Internal Revenue Service or an opinion of counsel that such conversions will not constitute taxable events for federal tax purposes. There can be no assurance that such ruling or opinion will be available, and the conversion of Class B Shares to Class A Shares will not occur if such ruling or opinion is not available. In such event, Class B Shares would continue to be subject to higher expenses than Class A Shares for an indefinite period.

Orders for $250,000 or more of Class B Shares will automatically be invested in Class A Shares.


INVESTING IN CLASS C SHARES

Class C Shares are sold at net asset value next determined after an order is received. A contingent deferred sales charge of 1.00% will be charged on assets redeemed within the first full 12 months following purchase. For a complete description of this charge, see "Contingent Deferred Sales Charge--Class C Shares."

               PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION

An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

The financial institution which maintains investor accounts in Class B Shares or Class C Shares with the Fund must do so on a fully disclosed basis unless it accounts for share ownership periods used in calculating the contingent deferred sales charge (see "Contingent Deferred Sales Charge"). In addition, advance payments made to financial institutions may be subject to reclaim by the distributor for accounts transferred to financial institutions which do not maintain investor accounts on a fully disclosed basis and do not account for share ownership periods.

                           PURCHASING SHARES BY WIRE

Once an account has been established, Shares may be purchased by wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received immediately. Payment for purchases which are subject to a sales load must be received within three business days following the order. Payment for purchases on which no sales load is imposed must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: State Street Bank and Trust Company, Boston, Massachusetts; Attn: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.
                           PURCHASING SHARES BY CHECK

Once an account has been established, Shares may be purchased by sending a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

SPECIAL PURCHASE FEATURES

                         SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the net asset value next determined after an order is received by the Fund, plus the sales load, if applicable. Shareholders should contact their financial institution or the Fund to participate in this program.

                                RETIREMENT PLANS

Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.

-------------------------------------------------------------------------------
                               EXCHANGE PRIVILEGE

                                 CLASS A SHARES
Class A shareholders may exchange all or some of their Shares for Class A Shares of other funds in the Liberty Family of Funds at net asset value. Shareholders of Class A Shares may also exchange into certain other Federated Funds (as defined in the "Synopsis" of this prospectus) which are sold with a sales load different from that of the Fund's or with no sales load, and which are advised by subsidiaries or affiliates of Federated Investors. These exchanges are made at net asset value plus the difference between the Fund's sales load already paid and any sales load of the Federated Fund into which the Shares are to be exchanged, if higher. Neither the Fund nor any of the funds in the Liberty Family of Funds imposes any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange their shares in the Federated Funds for Class A Shares.

                                 CLASS B SHARES

Class B shareholders may exchange all or some of their Shares for Class B Shares of other funds in the Liberty Family of Funds. (Not all funds in the Liberty Family of Funds currently offer Class B Shares. Contact your financial institution regarding the availability of other Class B Shares in the Liberty Family of Funds.) Exchanges are made at net asset value without being assessed a contingent deferred sales charge on the exchanged Shares. To the extent that a shareholder exchanges Shares for Class B Shares in other funds in the Liberty Family of Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."


                                 CLASS C SHARES

Class C shareholders may exchange all or some of their Shares for Class C Shares in other funds in the Liberty Family of Funds at net asset value without a contingent deferred sales charge. (Not all funds in the Liberty Family of Funds currently offer Class C Shares. Contact your financial institution regarding the availability of other Class C Shares in the Liberty Family of Funds.) To the extent that a shareholder exchanges Shares for Class C Shares in other funds in the Liberty Family of Funds, the time for which the exchanged-for Shares are to be held will be added to the time for which exchanged-from Shares were held for purposes of satisfying the applicable holding period. For more information, see "Contingent Deferred Sales Charge."

                           REQUIREMENTS FOR EXCHANGE

Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

This privilege is available to shareholders resident in any state in which the Shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of Shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

Further information on the exchange privilege and prospectuses for the Liberty Family of Funds are available by contacting the Fund.

                                TAX CONSEQUENCES

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a capital gain or loss may be realized.

                               MAKING AN EXCHANGE
Instructions for exchanges for the Liberty Family of Funds or certain Federated Funds (where applicable) may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Services Company, 500 Victory Road--2nd Floor,
   North     Quincy, Massachusetts 02171.

                             TELEPHONE INSTRUCTIONS

Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.

Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600 and deposited to the shareholder's account before being exchanged. Telephone exchange instructions are recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a fund will begin receiving dividends the following business day. This privilege may be modified or terminated at any time.

--------------------------------------------------------------------------------
                              HOW TO REDEEM SHARES

Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

                            REDEEMING SHARES THROUGH
                            A FINANCIAL INSTITUTION

Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

                         REDEEMING SHARES BY TELEPHONE

Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp.
Proceeds will be mailed in the form of a check, to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

                            REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, Massachusetts 02266-8600.

The written request should state: Fund Name and the Class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. It is recommended
that any share certificates be sent by    insured     mail with the written
request.

   Shareholders     requesting a redemption of any amount to be sent to an
address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, or any other "eligible guarantor institution," as defined by the Securities and Exchange Act of 1934, as amended. The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SPECIAL REDEMPTION FEATURES

                         SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.

Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Class A
Shares are sold with a sales load, it is not advisable for shareholders to continue to purchase Class A Shares while participating in this program. A contingent deferred sales charge may be imposed on Class B Shares and Class C Shares.

CONTINGENT DEFERRED SALES CHARGE

Shareholders may be subject to a contingent deferred sales charge upon redemption of their Shares under the following circumstances:

                                 CLASS A SHARES

Class A Shares purchased under a periodic special offering with the proceeds of a redemption of Shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50 of 1.00% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.

                                 CLASS B SHARES

Shareholders redeeming Class B Shares from their Fund accounts within six full years of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption in accordance with the following schedule:

                                           CONTINGENT
         ]YEAR OF REDEMPTION                DEFERRED
            AFTER PURCHASE                SALES CHARGE
First                                            5.50%
Second                                           4.75%
Third                                               4%
Fourth                                              3%
Fifth                                               2%
Sixth                                               1%
Seventh and thereafter                              0%


                                 CLASS C SHARES

Shareholders redeeming Class C Shares from their Fund accounts within one full year of the purchase date of those Shares will be charged a contingent deferred sales charge by the Fund's distributor of 1.00%. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.

                      CLASS A SHARES, CLASS B SHARES, AND
                                 CLASS C SHARES

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order:
(1) Shares


acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than six full years from the date of purchase with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares; (3) Shares held for fewer than six years with respect to Class B Shares and one full year from the date of purchase with respect to Class C Shares and applicable Class A Shares on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for Shares of other funds in the Liberty Family of Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the Shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").

ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge will not be charged in connection with exchanges of Shares for Class A Shares in other Liberty Family Funds.

The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; and (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of Shares held by Trustees, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Trustees reserve the right to discontinue elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that he is entitled to such elimination.


--------------------------------------------------------------------------------
                               ACCOUNT AND SHARE
                                  INFORMATION

                         CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Services Company.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

                                   DIVIDENDS

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales load, unless shareholders request cash payments on the new account form or by contacting the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date or purchased after the record date, those Shares are not entitled to that quarter's dividend.

                                 CAPITAL GAINS

Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.

                           ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the Class A Share required minimum value of $500 or the required minimum value of $1,500 for Class B Shares and Class C Shares. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of the respective Share Class. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.


-------------------------------------------------------------------------------
                               TRUST INFORMATION

MANAGEMENT OF THE TRUST

                               BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.
                               INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

                                 ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to 0.75 of 1% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the investment advisory contract, which provides for the voluntary waiver of the advisory fee by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The Adviser can terminate this voluntary waiver at any time in its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

                              ADVISER'S BACKGROUND

Federated Management, a Delaware business trust organized on April 11, 1989, is
a registered investment adviser under the Investment Advisers Act of 1940   ,
as amended    . It is a subsidiary of Federated Investors. All of the Class A
(voting) Shares of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

James E. Grefenstette has been the Fund's portfolio manager since its inception. Mr. Grefenstette joined Federated Investors in 1992 and has been an Assistant Vice President of the Fund's investment adviser since October 1994. From 1992 until 1994, Mr. Grefenstette acted as an investment analyst. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992, and an investment officer at Pittsburgh National Bank from 1987 until


1990. Mr. Grefenstette received his M.S.I.A. from Carnegie Mellon University.

   Aash M. Shah has been the Fund's portfolio manager since its inception. Mr. Shah joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Fund's investment adviser since 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.

DISTRIBUTION OF SHARES

Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

The distributor may offer to pay financial institutions an amount equal to 1% of the net asset value of Class C Shares purchased by their clients or customers at the time of purchase. These payments will be made directly by the distributor from its assets, and will not be made from assets of the Fund. Financial institutions may elect to waive the initial payment described above; such waiver will result in the waiver by the Fund of the otherwise applicable contingent deferred sales charge.

The distributor will pay dealers an amount equal to 5.5% of the net asset value of Class B Shares purchased by their clients or customers. These payments will be made directly by the distributor from its assets, and will not be made from the assets of the Fund. Dealers may voluntarily waive receipt of all or any portion of these payments. The distributor may pay a portion of the distribution fee discussed below to financial institutions that waive all or any portion of the advance payments.

                   DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of up to .25% for Class A Shares and up to .75% for Class B Shares and Class C Shares of the average daily net assets of each class of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The Fund does not currently make payments to the distributor or charge a fee under the Distribution Plan for Class A Shares, and shareholders of Class A Shares will be notified if the Fund intends to charge a fee under the Distribution Plan. For Class A Shares and Class C Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers. With respect to Class B Shares, because distribution fees to be paid by the Fund to the distributor may not exceed an annual rate of .75% of each class of Shares' average daily net assets, it will take the distributor a number of years to recoup the expenses it has incurred for its sales services and distribution-related support services pursuant to the Plan.

The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of Class A Shares, Class B Shares, and Class C Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder services.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state laws.

                    OTHER PAYMENTS TO FINANCIAL INSTITUTIONS

Federated Securities Corp. will pay financial institutions, at the time of purchase of Class A Shares, an amount equal to .50 of 1% of the net asset value of Class A Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)

Furthermore, with respect to Class A Shares, Class B Shares, and Class C Shares, the distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.

ADMINISTRATION OF THE FUND

                            ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds as specified below:

     MAXIMUM              AVERAGE AGGREGATE
  ADMINISTRATIVE          DAILY NET ASSETS
       FEE             OF THE FEDERATED FUNDS
    0.15 of 1%      on the first $250 million
   0.125 of 1%      on the next $250 million
    0.10 of 1%      on the next $250 million
   0.075 of 1%      on assets in excess of
                    $750 million


The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

                                   CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is custodian for the securities and cash of the Fund.

                          TRANSFER AGENT AND DIVIDEND
                                DISBURSING AGENT

Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is transfer agent for the Shares of the Fund, and dividend disbursing agent for the Fund.

                              INDEPENDENT AUDITORS

The independent auditors for the Fund are Ernst & Young LLP, One Oxford Centre, Pittsburgh, Pennsylvania 15219.

EXPENSES OF THE FUND AND CLASS A SHARES, CLASS B SHARES, AND CLASS C SHARES

Holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion of Trust and portfolio expenses.

The Trust expenses for which holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The portfolio expenses for which holders of Class A Shares, Class B Shares, and Class C Shares pay their allocable portion include, but are not limited to: registering the portfolio and Class A Shares, Class B Shares, and Class C Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses which are allocated specifically to Class A Shares, Class B


Shares, and Class C Shares as classes are expenses under the Trust's Distribution Plan and fees for Shareholder Services. However, the Trustees reserve the right to allocate certain other expenses to holders of Class A Shares, Class B Shares and Class C Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Class A Shares, Class B Shares, and Class C Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Class A Shares, Class B Shares, and Class C Shares; legal fees relating solely to Class A Shares, Class B Shares, or Class C Shares; and Trustees' fees incurred as a result of issues related solely to Class A Shares, Class B Shares, or Class C Shares.

BROKERAGE TRANSACTIONS
When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.

-------------------------------------------------------------------------------
                            SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of each Fund or class in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

--------------------------------------------------------------------------------
                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.
Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed.

PENNSYLVANIA CORPORATE AND
PERSONAL PROPERTY TAXES

In the opinion of Houston, Houston & Donnelly, counsel to the Trust:

 the Trust is not subject to Pennsylvania corporate or personal property taxes; and

 Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

-------------------------------------------------------------------------------
                            PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield for each class of Shares.
Total return represents the change, over a specific period of time, in the value of an investment in each class of Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of each class of Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by each class of Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by each class of Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of non-recurring charges, such as the maximum sales load or contingent deferred sales charges, which, if excluded, would increase the total return and yield.

Total return and yield will be calculated separately for Class A Shares, Class B Shares, and Class C Shares. Expense differences among Class A Shares, Class B Shares, and Class C Shares may affect the performance of each class.

From time to time, advertisements for Class A Shares, Class B Shares, and Class C Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares, Class B Shares, and Class C Shares to certain indices.





                                        FEDERATED SMALL CAP
                                        STRATEGIES FUND
                                        (A PORTFOLIO OF FEDERATED EQUITY FUNDS)
                                        CLASS A SHARES, CLASS B SHARES,
                                        CLASS C SHARES
                                        COMBINED PROSPECTUS

                                        An Open-End, Diversified
                                        Management Investment Company

                                           November 1    , 1995

[LOGO]  FEDERATED SECURITIES CORP.
        ---------------------------------------------
        Distributor
        A subsidiary of FEDERATED INVESTORS

        FEDERATED INVESTORS TOWER
        PITTSBURGH, PENNSYLVANIA 15222-3779
        Cusip 314172404
        Cusip 314172503
        Cusip 314172602
        G01228-04    (11/95)





FEDERATED SMALL CAP STRATEGIES FUND
(A PORTFOLIO OF FEDERATED EQUITY FUNDS)
CLASS A SHARES
PROSPECTUS

The Class A Shares of Federated Small Cap Strategies Fund (the "Fund") represent interests in a diversified portfolio of Federated Equity Funds (the "Trust"), an open-end management investment company (a mutual fund). The investment objective of the Fund is to provide capital appreciation. Any income received from the portfolio is entirely incidental. The Fund pursues its investment objective by investing primarily in a portfolio of common stocks of small capitalization companies.

THE CLASS A SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE CLASS A SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in the Class A Shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Combined Statement of Additional Information for Class A Shares, Class B Shares, and Class C Shares dated November 1, 1995, with the Securities and Exchange Commission. The information contained in the Combined Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Combined Statement of Additional Information, which is in paper form only, or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-235-4669. To obtain other information or to make inquiries about the Fund, contact your financial institution.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated November 1, 1995,


--------------------------------------------------------------------------------
                               TABLE OF CONTENTS

Summary of Fund Expenses.......................................................1

General Information............................................................2

Liberty Family of Funds........................................................2

Investment Information.........................................................4
  Investment Objective.........................................................4
  Investment Policies..........................................................4
  Investment Limitations......................................................11

Net Asset Value...............................................................12

How to Purchase Shares........................................................12
  What Shares Cost............................................................12
  Special Purchase Features...................................................15

Exchange Privilege............................................................16

How to Redeem Shares..........................................................17
  Special Redemption Features.................................................18
  Contingent Deferred Sales Charge............................................19
  Elimination of Contingent Deferred Sales
     Charge...................................................................19

Account and Share Information.................................................20

Trust Information.............................................................21
  Management of the Trust.....................................................21
  Distribution of Class A Shares..............................................22
  Administration of the Fund..................................................24
  Expenses of the Fund and Class A
     Shares...................................................................24
  Brokerage Transactions......................................................25

Shareholder Information.......................................................26
  Voting Rights...............................................................26
  Massachusetts Partnership Law...............................................26

Tax Information...............................................................27
  Federal Income Tax..........................................................27
  Pennsylvania Corporate and Personal
     Property Taxes...........................................................27

Performance Information.......................................................28

Other Classes of Shares.......................................................28



--------------------------------------------------------------------------------

                            SUMMARY OF FUND EXPENSES
                      FEDERATED SMALL CAP STRATEGIES FUND

                                                      CLASS A SHARES
                                             SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Load Imposed on Purchases (as a percentage of offering price).....................................      5.50%
Maximum Sales Load Imposed on Reinvested Dividends (as a percentage of offering price)..........................       None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as
  applicable) (1)...............................................................................................      0.00%
Redemption Fee (as a percentage of amount redeemed, if applicable)..............................................       None
Exchange Fee....................................................................................................       None
                                         ANNUAL CLASS A SHARES OPERATING EXPENSES
                                    (As a percentage of projected average net assets)*
Management Fee (after waiver) (2)...............................................................................      0.64%
12b-1 Fee (3)...................................................................................................      0.00%
Total Other Expenses............................................................................................     ]0.71%
    Shareholder Services Fee.........................................................................      0.25%
         Total Class A Shares Operating Expenses (4)............................................................      1.35%



(1) Class A Shares purchased with the proceeds of a redemption of shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of 0.50 of 1.00% for redemptions made within one full year of purchase. (See "Contingent Deferred Sales Charge.")

(2) The estimated Management Fee has been reduced to reflect the anticipated voluntary waiver of a portion of the management fee. The adviser can terminate this anticipated voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%.

(3) Class A Shares have no present intention of paying or accruing the 12b-1 fee during the fiscal year ending October 31, 1996. If Class A Shares were paying or accruing the 12b-1 fee, Class A Shares would be able to pay up to 0.25% of its average daily net assets for the 12b-1 fee. See "Trust Information."

(4) The Total Class A Shares Operating Expenses are estimated to be 1.46% absent the anticipated voluntary waiver of a portion of the Management Fee.

 * Total Class A Shares Operating Expenses are estimated based on average expenses expected to be incurred during the period ending October 31, 1996. During the course of this period, expenses may be more or less than the average amount shown.

    The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Class A Shares will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Investing in Class A Shares" and "Trust Information." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE                                                                                              1 year     3 years
You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2)
  redemption at the end of each time period.......................................................     $73        $95
You would pay the following expenses on the same investment, assuming no redemption...............     $68        $95


    THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THIS EXAMPLE IS BASED ON ESTIMATED DATA FOR THE CLASS A SHARES' FISCAL YEAR ENDING OCTOBER 31, 1996.


--------------------------------------------------------------------------------
                              GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 17, 1984 under the name "Federated Growth Trust." The Trust later changed its name to "Federated Equity Funds." The Trust's address is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established three classes of shares for the Fund, known as Class A Shares, Class B Shares, and Class C Shares. This prospectus relates only to the Class A Shares (the "Shares") of the Fund.

Shares of the Fund are designed for individuals and institutions seeking capital appreciation by investing primarily in a portfolio of common stocks of small capitalization companies.

For information on how to purchase Shares of the Fund, please refer to "How to Purchase Shares." The minimum initial investment for Class A Shares is $500. However, the minimum initial investment for a retirement account is $50. Subsequent investments must be in amounts of at least $100, except for retirement plans which must be in amounts of at least $50.

In general, Class A Shares are sold at net asset value plus an applicable sales load and are redeemed at net asset value. However, a contingent deferred sales charge is imposed under certain circumstances. For a more complete description, see "How to Redeem Shares."

In addition, the Fund also pays a shareholder services fee at an annual rate not to exceed 0.25% of average daily net assets.

The Fund's current net asset value and offering price can be found in the mutual funds section of local newspapers under "Federated Liberty Funds."

-------------------------------------------------------------------------------
                            LIBERTY FAMILY OF FUNDS

This Fund is a member of a family of mutual funds, collectively known as the Liberty Family of Funds. The other funds in the Liberty Family of Funds are:

 .American Leaders Fund, Inc., providing growth of capital and income through high-quality stocks;

 .Capital Growth Fund, providing appreciation of capital primarily through equity securities;

 .Federated Bond Fund, providing current income through high-quality corporate debt;

 .Federated Growth Strategies Fund, providing appreciation of capital primarily through equity securities of companies with prospects for above-average growth in earnings and dividends;

 .Fund for U.S. Government Securities, Inc., providing current income through long-term U.S. government securities;

 .International Equity Fund, providing long-term capital growth and income through international securities;

 .International Income Fund, providing a high level of current income consistent with prudent investment risk through high-quality debt securities denominated primarily in foreign currencies;

 .Liberty Equity Income Fund, Inc., providing above-average income and capital appreciation through income producing equity securities;

 .Liberty High Income Bond Fund, Inc., providing high current income through high-yielding, lower-rated corporate bonds;

 .Liberty Municipal Securities Fund, Inc., providing a high level of current income exempt from federal regular income tax through municipal bonds;

 .Liberty U.S. Government Money Market Trust, providing current income consistent with stability of principal through high-quality U.S. government securities;

 .Liberty Utility Fund, Inc., providing current income and long-term growth of income, primarily through electric, gas, and communications utilities;

 .Limited Term Fund, providing a high level of current income consistent with minimum fluctuation in principal value through investment grade securities;

 .Limited Term Municipal Fund, providing a high level of current income exempt from federal regular income tax consistent with the preservation of principal, primarily limited to municipal securities;

 .Michigan Intermediate Municipal Trust, providing current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities, primarily through Michigan municipal securities;

 .Pennsylvania Municipal Income Fund, providing current income exempt from federal regular income tax and the personal income taxes imposed by the Commonwealth of Pennsylvania, primarily through Pennsylvania municipal securities;

 .Strategic Income Fund, providing a high level of current income, primarily through domestic and foreign corporate debt obligations;

 .Tax-Free Instruments Trust, providing current income consistent with stability of principal and exempt from federal income tax, through high-quality, short-term municipal securities; and

 .World Utility Fund, providing total return primarily through securities issued by domestic and foreign companies in the utilities industries.

Prospectuses for these funds are available by writing to Federated Securities Corp.

Each of the funds may also invest in certain other types of securities as described in each fund's prospectus.

The Liberty Family of Funds provides flexibility and diversification for an investor's long-term investment planning. It enables an investor to meet the challenges of changing market conditions by offering convenient exchange privileges which give access to various investment vehicles and by providing the investment services of proven, professional investment advisers.

Shareholders of Class A Shares who have been designated as Liberty Life Members are exempt from sales loads on future purchases in and exchanges between the Class A Shares of any funds in the Liberty Family of Funds, as long as they maintain a $500 balance in one of the Liberty Funds.

-------------------------------------------------------------------------------
                             INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide capital appreciation. Any income received from the portfolio is entirely incidental. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a portfolio of common stocks of small capitalization companies. Under normal market conditions, the Fund will invest at least 65% of its total assets in common stocks of small capitalization companies. Unless indicated otherwise, the investment policies of the Fund may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material changes in these policies become effective.

                             ACCEPTABLE INVESTMENTS

The securities in which the Fund invests include, but are not limited to:

 .common stock of U.S. companies which are either listed on the New York or American Stock Exchange or traded in over-the-counter markets and are considered by the investment adviser to have potential for above-average appreciation;

 .corporate securities and convertible securities;
 .securities of foreign issuers;

 .restricted and illiquid securities;

 .securities of other investment companies; and

 .securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities.

                         SMALL CAPITALIZATION COMPANIES

Small capitalization companies are those companies that have a market capitalization of $1 billion or less at the time of purchase. Small capitalization companies are positioned for rapid growth in revenues or earnings and assets, characteristics which may provide for significant capital appreciation. Small companies often pay no dividends and current income is not a factor in the selection of stocks. Smaller companies often have limited product lines, markets, or financial resources, and they may be dependent upon one or a few key people for management. (See "Equity Investment Risk Considerations")

                              CORPORATE SECURITIES

The Fund may invest in preferred stocks, convertible securities, notes or debentures rated investment grade, i.e., Baa or better by Moody's Investors Service, Inc. ("Moody's"), or BBB or better by Standard & Poor's Ratings Group ("S&P") or Fitch Investors Service, Inc. ("Fitch") (or, if unrated, are deemed to be of comparable quality by the Fund's investment adviser), and warrants of these companies. Corporate fixed income securities are subject to market and credit risks. In addition, the prices of fixed income securities fluctuate inversely to the direction of interest rates. It should be noted that securities receiving the lowest investment grade rating are considered to have some speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to weakened capacity to make principal and interest payments than higher rated securities. In the event that a security which had an eligible rating when purchased is downgraded below Baa or BBB, the investment adviser will promptly reassess whether continued holding of the security is consistent with the Fund's objective.


                             CONVERTIBLE SECURITIES

Convertible securities are fixed income securities which may be converted at a stated price within a specific period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants, or a combination of the features of several of these securities. The investment characteristics of each convertible security vary widely, which allows convertible securities to be employed for different investment objectives.

The Fund may invest in convertible securities rated Baa or lower by Moody's or BBB or lower by S&P or Fitch, or if unrated, are deemed to be of comparable quality by the Fund's investment adviser.

Convertible bonds and convertible preferred stocks are fixed income securities that generally retain the investment characteristics of fixed income securities until they have been converted, but also react to movements in the underlying equity securities. The holder is entitled to receive the fixed income of a bond or the dividend preference of a preferred stock until the security is converted into equity. Usable bonds are corporate bonds that can be used, in whole or in part, customarily at full face value, in lieu of cash to purchase the issuer's common stock. When owned as part of a unit along with warrants, which are options to buy the common stock, they function as convertible bonds, except that the warrants generally will expire before the bond's maturity. Convertible securities are senior to equity securities and, therefore, have a claim to assets of the corporation prior to the holders of common stock in the case of liquidation. However, convertible securities are generally subordinated to similar nonconvertible securities of the same company. The interest income and dividends from convertible bonds and preferred stocks provide a stable stream of income with generally higher yields than common stocks, but lower than nonconvertible securities of similar quality.

In general, the market value of a convertible security is at least the higher of its "investment value" (i.e., its value as a fixed-income security) or its "conversion value" (i.e., its value upon conversion into its underlying common stock). As a fixed-income security, a convertible security tends to increase in market value when interest rates decline and tends to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock. The price of a convertible security tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer.

The Fund will exchange or convert the convertible securities held in its portfolio into shares of the underlying common stock in instances in which, in the investment adviser's opinion, the investment characteristics of the underlying common shares will assist the Fund in achieving its investment objectives. Otherwise, the Fund will hold or trade the convertible securities. In selecting convertible securities for the Fund, the investment adviser evaluates the investment characteristics of the convertible security as a fixed income instrument, and the investment potential of the underlying equity security for capital appreciation. In evaluating these matters with respect to a particular convertible security, the investment adviser considers numerous factors, including the economic and political outlook, the value of the security relative to other investment alternatives, trends in the determinants of the issuer's profits, and the issuer's management capability and practices.

                             SYNTHETIC CONVERTIBLES

A "synthetic convertible" is created by combining distinct securities that possess the two principal characteristics of a true convertible: a fixed-income component and a convertibility component. This combination is achieved by investing in nonconvertible fixed-income securities (nonconvertible bonds, preferred stocks, and money market instruments) and in warrants or call options traded on U.S. or foreign exchanges or in the over-the-counter markets granting the holder the right to purchase a specified quantity of securities within a specified period of time at a specified price or to receive cash in the case of stock index options.

Synthetic convertibles differ from true convertible securities in several respects. Unlike a true convertible, which is a single security having a unitary market value, a synthetic convertible is comprised of two distinct securities, each with its own market value. Therefore, the "market value" of a synthetic convertible is the sum of the values of its fixed-income component and its separate convertibility component. For this reason, the values of a synthetic convertible and a true convertible security will respond differently to market fluctuations.

A synthetic convertible may be more flexible than a convertible security. For example, a synthetic convertible may offer different issuers in the fixed-income component than are offered in the stock underlying the convertibility component. A synthetic convertible allows the investment adviser to combine components representing distinct issuers, or to combine a fixed-income security with a call option on a stock index, when it determines that such a combination would better promote the Fund's investment objective and diversification. A synthetic convertible may also offer flexibility in that its two components may be purchased separately. For example, the investment adviser may purchase a listed call option for inclusion in a synthetic convertible, but temporarily hold short-term investments while postponing purchase of a corresponding bond pending development of more favorable market conditions.

A holder of a synthetic convertible faces the risk that the price of the stock, or the level of the market index underlying the convertibility component, will decline, causing a decline in the value of the call option or warrant. Should the price of the stock or the level of the index fall below the exercise price, and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Since a synthetic convertible includes a fixed-income component, the holder of a synthetic convertible also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument. Finally, a synthetic convertible can be expected to have greater transaction costs than a true convertible security.

A combination of convertible securities and synthetic convertibles may offer certain advantages over an investment policy that allows for only one of these investment vehicles. Since convertible securities and synthetic convertibles may respond differently to varying market conditions, the ability to invest in both types of securities should afford greater flexibility in managing the Fund's portfolio.

          RISK FACTORS RELATING TO INVESTING IN HIGH YIELD SECURITIES

The convertible and synthetic convertible securities in which the Fund invests are usually not in the three highest rating categories of a nationally recognized statistical rating organization (AAA, AA, or A for S&P or Fitch and Aaa, Aa, or A for Moody's), but are in the lower rating categories or are unrated, but are of comparable quality and have speculative characteristics or are speculative. Lower-rated bonds or unrated bonds are commonly referred to as "junk bonds." There is no minimal acceptable rating for a security to be purchased or held in the Fund's portfolio, and the Fund may, from time to time, purchase or hold convertible and synthetic convertible securities rated in the lowest rating category. A description of the rating categories is contained in the Appendix to the Combined Statement of Additional Information.

Debt obligations that are not determined to be investment grade are high-yield, high-risk bonds, typically subject to greater market fluctuations and greater risk of loss of income and principal due to an issuer's default. To a greater extent than investment-grade bonds, lower-rated bonds tend to reflect short-term corporate, economic, and market developments, as well as investor perceptions of the issuer's credit quality. In addition, lower-rated bonds may be more difficult to dispose of or to value than higher-rated, lower-yielding bonds.

The Fund's investment adviser attempts to reduce the risks described above through diversification of the portfolio and by credit analysis of each issuer as well as by monitoring broad economic trends and corporate and legislative developments.

                         SECURITIES OF FOREIGN ISSUERS

The Fund may invest in the securities of foreign issuers which are freely traded on United States securities exchanges or in the over-the-counter market in the form of depositary receipts ("American Depositary Receipts" or "ADRs"). In addition, the Fund may invest in other securities of foreign issuers. There may be certain risks associated with investing in foreign securities. These include risks of adverse political and economic developments (including possible governmental seizure or nationalization of assets), the possible imposition of exchange controls or other governmental restrictions, less uniformity in accounting and reporting requirements, and the possibility that there will be less information on such securities and their issuers available to the public. In addition, there are restrictions on foreign investments in other jurisdictions and there tends to be difficulty in obtaining judgments from abroad and affecting repatriation of capital invested abroad. Delays could occur in settlement of foreign transactions, which could adversely affect shareholder equity. Foreign securities may be subject to foreign taxes, which reduce yield, and may be less marketable than comparable United States securities. As a matter of practice, the Fund will not invest in the securities of a foreign issuer if any risk identified above appears to the investment adviser to be substantial. The Fund will not invest more than 20% of its assets in foreign securities.

                              PUT AND CALL OPTIONS

The Fund may purchase put options on its portfolio securities. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. These options will be used as a hedge to attempt to protect securities which the Fund holds against decreases in value. The Fund may also write covered call options on all or any portion of its portfolio to generate income. As a writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. The Fund will write call options on securities either held in its portfolio, or which it has the right to obtain without payment of further consideration, or for which it has segregated cash or U.S. government securities in the amount of any additional consideration.

The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the investment adviser.

Over-the-counter options are two-party contracts with price and terms negotiated between buyer and seller. In contrast, exchange-traded options are third-party contracts with standardized strike prices and expiration dates and are purchased from a clearing corporation. Exchange-traded options have a continuous liquid market while over-the-counter options may not. The Fund will not buy call options or write put options, other than to close out open option positions, without further notification to shareholders.

                         FUTURES AND OPTIONS ON FUTURES

The Fund may purchase and sell futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions. Futures contracts call for the delivery of particular instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract, and the buyer agrees to take delivery of the instrument at the specified future time.

Stock index futures contracts are based on indexes that reflect the market value of common stock of the firms included in the indexes. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.

The Fund may also write call options and purchase put options on futures contracts as a hedge to attempt to protect its portfolio securities against decreases in value. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

The Fund may also write put options and purchase call options on futures contracts as a hedge against rising purchase prices of portfolio securities. The Fund will use these transactions to attempt to protect its ability to purchase portfolio securities in the future at price levels existing at the time it enters into the transactions. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be deposited in a segregated account with the custodian (or the broker, if legally permitted) to collateralize the position and thereby insure that the use of such futures contracts are unleveraged. When the Fund sells futures contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above.

                                     RISKS

When the Fund uses financial futures and options on futures as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Fund may lose money on the futures contract or option.

It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into these transactions, there is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

                       RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies, but which are subject to restrictions on resale under federal securities law. However, the Fund will limit investments in illiquid securities, including certain restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, over-the-counter options, and repurchase agreements providing for settlement in more than seven days after notice, to 15% of its net assets.

                 WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions and the market values of the securities purchased may vary from purchase prices. Accordingly, the Fund may pay more or less than the market value of the securities on the settlement date.

The Fund may dispose of a commitment prior to settlement if the investment adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

                             TEMPORARY INVESTMENTS

In such proportions as, in the judgment of its investment adviser, prevailing market conditions warrant, the Fund may, for temporary defensive purposes, invest in:

 .short-term money market instruments;

 .securities issued and/or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities; and

 .repurchase agreements.

                             REPURCHASE AGREEMENTS

Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.


             INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of other investment companies, but it will not own more than 3% of the total outstanding voting stock of any investment company, invest more than 5% of its total assets in any one investment company, or invest more than 10% of its total assets in investment companies in general. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments. It should be noted that investment companies incur certain expenses such as management fees and, therefore, any investment by the Fund in shares of another investment company would be subject to such duplicate expenses. The investment adviser will waive its investment advisory fee on assets invested in securities of open-end investment companies.

                        LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend portfolio securities on a short-term or a long-term basis, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees and will receive collateral equal to at least 100% of the value of the securities loaned at all times.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

                      DERIVATIVE CONTRACTS AND SECURITIES

The term "derivative" has traditionally been applied to certain contracts (including futures, forward, option, and swap contracts) that "derive" their value from changes in the value of an underlying security, currency, commodity, or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities "derived" from the cash flows from underlying securities, mortgages, or other obligations.

Derivative contracts and securities can be used to reduce or increase the volatility of an investment portfolio's total performance. While the response of certain derivative contracts and securities to market changes may differ from traditional investments, such as stock and bonds, derivatives do not necessarily present greater market risks than traditional investments. The Fund will only use derivative contracts for the purposes disclosed in the applicable prospectus sections above. To the extent that the Fund invests in securities that could be characterized as derivatives, it will only do so in a manner consistent with its investment objectives, policies, and limitations.

                     EQUITY INVESTMENT RISK CONSIDERATIONS

As with other mutual funds that invest primarily in equity securities, the Fund is subject to market risks. That is, the possibility exists that common stocks will decline over short or even extended periods of time, and the United States equity market tends to be cyclical, experiencing both periods when stock prices generally increase and periods when stock prices generally decrease. However, because the Fund invests primarily in small capitalization stocks, there are some additional risk factors associated with investments in the Fund. In particular, stocks in the small capitalization sector of the United States equity market have historically been more volatile in price than larger capitalization stocks, such as those included in the Standard & Poor's 500 Composite Stock Price Index ("Standard & Poor's 500 Index"). This is because, among other things, small companies have less certain growth prospects than larger companies; have a lower degree of liquidity in the equity market; and tend to have a greater sensitivity to changing economic conditions. Further, in addition to exhibiting greater volatility, the stocks of small companies may, to some degree, fluctuate independently of the stocks of large companies. That is, the stocks of small companies may decline in price as the prices of large company stocks rise or vice versa. Therefore, investors should expect that the Fund will be more volatile than, and may fluctuate independently of, broad stock market indices such as the Standard & Poor's 500 Index.

INVESTMENT LIMITATIONS

The Fund will not:

 .borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge its assets to secure such borrowings; or

 .with respect to 75% of its total assets, invest more than 5% of the value of its total assets in securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government and its agencies or instrumentalities, and repurchase agreements collateralized by such securities) or acquire more than 10% of the outstanding voting securities of any one issuer.

The above investment limitations cannot be changed without shareholder approval.

-------------------------------------------------------------------------------
                                NET ASSET VALUE

The Fund's net asset value per Share fluctuates. The net asset value for Shares is determined by adding the interest of Class A Shares in the market value of all securities and other assets of the Fund, subtracting the interest of Class A Shares in the liabilities of the Fund and those attributable to Class A Shares, and dividing the remainder by the total number of Class A Shares outstanding. The net asset value for Class A Shares may differ from that of Class B Shares and Class C Shares due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

The net asset value is determined as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no Shares are tendered for redemption and no orders to purchase Shares are received; or
(iii) the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


-------------------------------------------------------------------------------
                             HOW TO PURCHASE SHARES

Shares of the Fund are sold on days on which the New York Stock Exchange is open. Shares of the Fund may be purchased as described below, either through a financial institution (such as a bank or broker/dealer which has a sales agreement with the distributor) or by wire or by check directly to the Fund, with a minimum initial investment of $500. Additional investments can be made for as little as $100. The minimum initial and subsequent investment for retirement plans is only $50. (Financial institutions may impose different minimum investment requirements on their customers.)

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before Shares can be purchased.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received, plus a sales load as follows:

                                 SALES LOAD AS       DEALER
                SALES LOAD AS    A PERCENTAGE      CONCESSION
                A PERCENTAGE        OF NET       AS A PERCENTAGE
  AMOUNT OF      OF OFFERING        AMOUNT          OF PUBLIC
 TRANSACTION        PRICE          INVESTED      OFFERING PRICE
 -----------   --------------   --------------   ---------------
Less than
 $50,000            5.50%            5.82%            5.00%
$50,000 but
 less than
 $100,000           4.50%            4.71%            4.00%
$100,000 but
 less than
 $250,000           3.75%            3.90%            3.25%
$250,000 but
 less than
 $500,000           2.50%            2.56%            2.25%
$500,000 but
 less than
 $1 million         2.00%            2.04%            1.80%
$1 million or
 greater            0.00%            0.00%           0.25%*


* See sub-section entitled "Dealer Concession."

No sales load is imposed for Shares purchased through bank trust departments, investment advisers registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or to shareholders designated as Liberty Life Members. However, investors who purchase Shares through a trust department, investment adviser, or retirement plan may be charged an additional service fee by the institution. Additionally, no sales load is imposed for Shares purchased through "wrap accounts" or similar programs, under which clients pay a fee or fees for services.

                               DEALER CONCESSION

For sales of Shares, a dealer will normally receive up to 90% of the applicable sales load. Any portion of the sales load which is not paid to a dealer will be retained by the distributor. However, the distributor may offer to pay dealers up to 100% of the sales load retained by it. Such payments may take the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. In some instances, these incentives will be made available only to dealers whose employees have sold or may sell a significant amount of Shares. On purchases of $1 million or more, the investor pays no sales load; however, the distributor will make twelve monthly payments to the dealer totaling 0.25% of the public offering price over the first year following the purchase. Such payments are based on the original purchase price of Shares outstanding at each month end.

The sales load for Shares sold other than through registered broker/dealers will be retained by Federated Securities Corp. Federated Securities Corp. may pay fees to banks out of the sales load in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of Shares.

Effective as of the date of this prospectus, and until further notice, the entire amount of the applicable sales load will be reallowed to dealers. In addition, the distributor will pay dealers additional bonus payments in an amount equal to 0.50 of 1.00% of the public offering price of Shares sold.

                            REDUCING OR ELIMINATING
                                 THE SALES LOAD

The sales load can be reduced or eliminated on the purchase of Shares through:

 .quantity discounts and accumulated purchases;

 .concurrent purchases;

 .signing a 13-month letter of intent;

 .using the reinvestment privilege; or

 .purchases with proceeds from redemptions of unaffiliated investment company shares.

                  QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES

As shown in the table above, larger purchases reduce the sales load paid. The Fund will combine purchases of Shares made on the same day by the investor, the investor's spouse, and the investor's children under age 21 when it calculates the sales load. In addition, the sales load, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

If an additional purchase of Shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns Shares having a current value at the public offering price of $30,000 and he purchases $20,000 more at the current public offering price, the sales load on the additional purchase according to the schedule now in effect would be 4.50%, not 5.50%.

To receive the sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the purchase is made that Shares are already owned or that purchases are being combined. The Fund will reduce the sales load after it confirms the purchases.

                              CONCURRENT PURCHASES

For purposes of qualifying for a sales load reduction, a shareholder has the privilege of combining concurrent purchases of two or more funds in the Liberty Family of Funds, the purchase price of which includes a sales load. For example, if a shareholder concurrently invested $30,000 in one of the other funds in the Liberty Family of Funds with a sales load, and $20,000 in this Fund, the sales load would be reduced.

To receive this sales load reduction, Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution at the time the concurrent purchases are made. The Fund will reduce the sales load after it confirms the purchases.

                                LETTER OF INTENT

If a shareholder intends to purchase at least $50,000 of shares of the funds in the Liberty Family of Funds (excluding money market funds) over the next 13 months, the sales load may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales load adjustment depending on the amount actually purchased within the 13-month period and a provision for the custodian to hold up to 5.50% of the total amount intended to be purchased in escrow (in Shares) until such purchase is completed.

The Shares held in escrow in the shareholder's account will be released upon fulfillment of the letter of intent or the end of the 13-month period, whichever comes first. If the amount specified in the letter of intent is not purchased, an appropriate number of escrowed Shares may be redeemed in order to realize the difference in the sales load.

While this letter of intent will not obligate the shareholder to purchase Shares, each purchase during the period will be at the sales load applicable to the total amount intended to be purchased. At the time a letter of intent is established, current balances in accounts in any Shares of any fund in the Liberty Family of Funds, excluding money market accounts, will be aggregated to provide a purchase credit towards fulfillment of the letter of intent. Prior trade prices will not be adjusted.

                             REINVESTMENT PRIVILEGE

If Shares in the Fund have been redeemed, the shareholder has the privilege, within 120 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales load. Federated Securities Corp. must be notified by the shareholder in writing or by his financial institution of the reinvestment in order to eliminate a sales load. If the shareholder redeems his Shares in the Fund, there may be tax consequences.

 PURCHASES WITH PROCEEDS FROM REDEMPTIONS OF UNAFFILIATED INVESTMENT COMPANIES

Investors may purchase Shares at net asset value, without a sales load, with the proceeds from the redemption of shares of an unaffiliated investment company that were purchased or sold with a sales load or commission and were not distributed by Federated Securities Corp. The purchase must be made within 60 days of the redemption, and Federated Securities Corp. must be notified by the investor in writing, or by his financial institution, at the time the purchase is made. From time to time, the Fund may offer dealers a payment of .50 of 1.00% for Shares purchased under this program. If Shares are purchased in this manner, fund purchases will be subject to a contingent deferred sales charge for one year from the date of purchase. Shareholders will be notified prior to the implementation of any special offering as described above.

               PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION

An investor may call his financial institution (such as a bank or an investment dealer) to place an order to purchase Shares. Orders placed through a financial institution are considered received when the Fund is notified of the purchase order or when payment is converted into federal funds. Purchase orders through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. Purchase orders through other financial institutions must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be purchased at that day's price. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

                           PURCHASING SHARES BY WIRE

Once an account has been established, Shares may be purchased by wire by calling the Fund. All information needed will be taken over the telephone, and the order is considered received immediately. Payment for purchases which are subject to a sales load must be received within three business days following the order. Payment for purchases on which no sales load is imposed must be received before 3:00 p.m. (Eastern time) on the next business day following the order. Federal funds should be wired as follows: State Street Bank and Trust Company, Boston, Massachusetts; Attn: EDGEWIRE; For Credit to: (Fund Name) (Fund Class); (Fund Number); Account Number; Trade Date and Order Number; Group Number or Dealer Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted.

                           PURCHASING SHARES BY CHECK

Once an account has been established, Shares may be purchased by sending a check made payable to the name of the Fund (designate class of Shares and account number) to: Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received).

SPECIAL PURCHASE FEATURES

                         SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in the Fund at the net asset value next determined after an order is received by the Fund, plus the sales load, if applicable. Shareholders should contact their financial institution or the Fund to participate in this program.

                                RETIREMENT PLANS

Fund Shares can be purchased as an investment for retirement plans or IRA accounts. For further details, contact the Fund and consult a tax adviser.

-------------------------------------------------------------------------------
                               EXCHANGE PRIVILEGE

Class A shareholders may exchange all or some of their Shares for Class A Shares of other funds in the Liberty Family of Funds at net asset value. Shareholders of Class A Shares may also exchange into certain other funds for which affiliates of Federated Investors serve as investment adviser or principal underwriter ("Federated Funds") which are sold with a sales load different from that of the Fund's or with no sales load, and which are advised by subsidiaries or affiliates of Federated Investors. These exchanges are made at net asset value plus the difference between the Fund's sales load already paid and any sales load of the Federated Fund into which the Shares are to be exchanged, if higher. Neither the Fund nor any of the funds in the Liberty Family of Funds imposes any additional fees on exchanges. Shareholders in certain other Federated Funds may exchange their shares in the Federated Funds for Class A Shares.

                           REQUIREMENTS FOR EXCHANGE

Shareholders using this privilege must exchange Shares having a net asset value equal to the minimum investment requirements of the fund into which the exchange is being made. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

This privilege is available to shareholders resident in any state in which the Shares being acquired may be sold. Upon receipt of proper instructions and required supporting documents, Shares submitted for exchange are redeemed and proceeds invested in the same class of Shares of the other fund. The exchange privilege may be modified or terminated at any time. Shareholders will be notified of the modification or termination of the exchange privilege.

Further information on the exchange privilege and prospectuses for the Liberty Family of Funds are available by contacting the Fund.

                                TAX CONSEQUENCES

An exercise of the exchange privilege is treated as a sale for federal income tax purposes. Depending upon the circumstances, a capital gain or loss may be realized.

                               MAKING AN EXCHANGE

Instructions for exchanges for the Liberty Family of Funds or certain Federated Funds may be given in writing or by telephone. Written instructions may require a signature guarantee. Shareholders of the Fund may have difficulty in making exchanges by telephone through brokers and other financial institutions during times of drastic economic or market changes. If a shareholder cannot contact his broker or financial institution by telephone, it is recommended that an exchange request be made in writing and sent by overnight mail to Federated Services Company, 500 Victory Road--2nd Floor, North Quincy, Massachusetts 02171.

                             TELEPHONE INSTRUCTIONS

Telephone instructions made by the investor may be carried out only if a telephone authorization form completed by the investor is on file with the Fund. If the instructions are given by a broker, a telephone authorization form completed by the broker must be on file with the Fund. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. Shares may be exchanged between two funds by telephone only if the two funds have identical shareholder registrations.

Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600 and deposited to the shareholder's account before being exchanged. Telephone exchange instructions are recorded and will be binding upon the shareholder. Such instructions will be processed as of 4:00 p.m. (Eastern time) and must be received by the Fund before that time for Shares to be exchanged the same day. Shareholders exchanging into a fund will begin receiving dividends the following business day. This privilege may be modified or terminated at any time.


-------------------------------------------------------------------------------
                              HOW TO REDEEM SHARES

Shares are redeemed at their net asset value, less any applicable contingent deferred sales charge, next determined after the Fund receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

                                REDEEMING SHARES
                        THROUGH A FINANCIAL INSTITUTION

Shares of the Fund may be redeemed by calling your financial institution to request the redemption. Shares will be redeemed at the net asset value, less any applicable contingent deferred sales charge next determined after the Fund receives the redemption request from the financial institution. Redemption requests through a registered broker/dealer must be received by the broker before 4:00 p.m. (Eastern time) and must be transmitted by the broker to the Fund before 5:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. Redemption requests through other financial institutions (such as banks) must be received by the financial institution and transmitted to the Fund before 4:00 p.m. (Eastern time) in order for Shares to be redeemed at that day's net asset value. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

                         REDEEMING SHARES BY TELEPHONE
Shares may be redeemed in any amount by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds will be mailed in the form of a check, to the shareholder's address of record or by wire transfer to the shareholder's account at a domestic commercial bank that is a member of the Federal Reserve System. The minimum amount for a wire transfer is $1,000. Proceeds from redeemed Shares purchased by check or through ACH will not be wired until that method of payment has cleared.

Telephone instructions will be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

                            REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Services Company, Fund Name, Fund Class, P.O. Box 8600, Boston, Massachusetts 02266-8600.

The written request should state: Fund Name and the Class designation; the account name as registered with the Fund; the account number; and the number of Shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the Shares are registered. It is recommended that any share certificates be sent by insured mail with the written request.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund, or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a bank which is a member of the Federal Deposit Insurance Corporation, a trust company, a member firm of a domestic stock exchange, or any other "eligible guarantor institution," as defined by the Securities and Exchange Act of 1934, as amended. The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SPECIAL REDEMPTION FEATURES

                         SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive payments of a predetermined amount not less than $100 may take advantage of the Systematic Withdrawal Program. Under this program, Shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder.

Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Shares, and the fluctuation of the net asset value of Shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have an account value of at least $10,000. A shareholder may apply for participation in this program through his financial institution. Due to the fact that Shares are sold with a sales load, it is not advisable for shareholders to continue to purchase Shares while participating in this program.

CONTINGENT DEFERRED SALES CHARGE

Class A Shares purchased under a periodic special offering with the proceeds of a redemption of Shares of an unaffiliated investment company purchased or redeemed with a sales load and not distributed by Federated Securities Corp. may be charged a contingent deferred sales charge of .50 of 1.00% for redemptions made within one full year of purchase. Any applicable contingent deferred sales charge will be imposed on the lesser of the net asset value of the redeemed Shares at the time of purchase or the net asset value of the redeemed Shares at the time of redemption.

The contingent deferred sales charge will be deducted from the redemption proceeds otherwise payable to the shareholder and will be retained by the distributor. The contingent deferred sales charge will not be imposed with respect to: (1) Shares acquired through the reinvestment of dividends or distributions of long-term capital gains; and (2) Shares held for more than one full year from the date of purchase. Redemptions will be processed in a manner intended to maximize the amount of redemption which will not be subject to a contingent deferred sales charge. In computing the amount of the applicable contingent deferred sales charge, redemptions are deemed to have occurred in the following order: (1) Shares acquired through the reinvestment of dividends and long-term capital gains; (2) Shares held for more than one full year from the date of purchase; (3) Shares held for fewer than one full year from the date of purchase on a first-in, first-out basis. A contingent deferred sales charge is not assessed in connection with an exchange of Fund Shares for Shares of other funds in the Liberty Family of Funds in the same class (see "Exchange Privilege"). Any contingent deferred sales charge imposed at the time the exchanged-for Shares are redeemed is calculated as if the shareholder had held the Shares from the date on which he became a shareholder of the exchanged-from Shares. Moreover, the contingent deferred sales charge will be eliminated with respect to certain redemptions (see "Elimination of Contingent Deferred Sales Charge").

ELIMINATION OF CONTINGENT DEFERRED SALES CHARGE

A contingent deferred sales charge will not be charged in connection with exchanges of Shares for Class A Shares in other Liberty Family Funds.

The contingent deferred sales charge will be eliminated with respect to the following redemptions: (1) redemptions following the death or disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986, as amended, of a shareholder; (2) redemptions representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70-1/2; and (3) involuntary redemptions by the Fund of Shares in shareholder accounts that do not comply with the minimum balance requirements. No contingent deferred sales charge will be imposed on redemptions of Shares held by Trustees, employees and sales representatives of the Fund, the distributor, or affiliates of the Fund or distributor; employees of any financial institution that sells Shares of the Fund pursuant to a sales agreement with the distributor; and spouses and children under the age of 21 of the aforementioned persons. Finally, no contingent deferred sales charge will be imposed on the redemption of Shares originally purchased through a bank trust department, an investment adviser registered under the Investment Advisers Act of 1940, as amended, or retirement plans where the third party administrator has entered into certain arrangements with Federated Securities Corp. or its affiliates, or any other financial institution, to the extent that no payments were advanced for purchases made through such entities. The Trustees reserve the right to discontinue elimination of the contingent deferred sales charge. Shareholders will be notified of such elimination. Any Shares purchased prior to the termination of such waiver would have the contingent deferred sales charge eliminated as provided in the Fund's prospectus at the time of the purchase of the Shares. If a shareholder making a redemption qualifies for an elimination of the contingent deferred sales charge, the shareholder must notify Federated Securities Corp. or the transfer agent in writing that he is entitled to such elimination.


-------------------------------------------------------------------------------
                               ACCOUNT AND SHARE
                                  INFORMATION

                         CERTIFICATES AND CONFIRMATIONS

As transfer agent for the Fund, Federated Services Company maintains a Share account for each shareholder. Share certificates are not issued unless requested in writing to Federated Services Company.

Detailed confirmations of each purchase and redemption are sent to each shareholder. Monthly confirmations are sent to report dividends paid during that month.

                                   DIVIDENDS

Dividends are declared and paid quarterly to all shareholders invested in the Fund on the record date. Dividends and distributions are automatically reinvested in additional Shares of the Fund on payment dates at the ex-dividend date net asset value without a sales load, unless shareholders request cash payments on the new account form or by contacting the transfer agent. All shareholders on the record date are entitled to the dividend. If Shares are redeemed or exchanged prior to the record date or purchased after the record date, those Shares are not entitled to that quarter's dividend.

                                 CAPITAL GAINS

Net long-term capital gains realized by the Fund, if any, will be distributed at least once every twelve months.
                           ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem Shares in any account, except retirement plans, and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $500. This requirement does not apply, however, if the balance falls below the required minimum value because of changes in the net asset value of Shares. Before Shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional Shares to meet the minimum requirement.


-------------------------------------------------------------------------------
                               TRUST INFORMATION

MANAGEMENT OF THE TRUST

                               BOARD OF TRUSTEES

The Trust is managed by a Board of Trustees. The Trustees are responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

                               INVESTMENT ADVISER

Investment decisions for the Fund are made by the Fund's investment adviser, Federated Management (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund. The Adviser's address is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779.
                                 ADVISORY FEES

The Adviser receives an annual investment advisory fee equal to 0.75 of 1% of the Fund's average daily net assets. The fee paid by the Fund, while higher than the advisory fee paid by other mutual funds in general, is comparable to fees paid by other mutual funds with similar objectives and policies. Under the investment advisory contract, which provides for the voluntary waiver of the advisory fee by the Adviser, the Adviser may voluntarily waive some or all of its fee. This does not include reimbursement to the Fund of any expenses incurred by shareholders who use the transfer agent's subaccounting facilities. The Adviser can terminate this voluntary waiver at any time in its sole discretion. The Adviser has also undertaken to reimburse the Fund for operating expenses in excess of limitations established by certain states.

                              ADVISER'S BACKGROUND

Federated Management, a Delaware business trust organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940, as amended. It is a subsidiary of Federated Investors. All of the Class A (voting) Shares of Federated Investors are owned by a trust, the Trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $72 billion invested across more than 260 funds under management and/or administration by its subsidiaries, as of December 31, 1994, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 1,750 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,000 financial institutions nationwide. More than 100,000 investment professionals have selected Federated funds for their clients.

James E. Grefenstette has been the Fund's portfolio manager since its inception. Mr. Grefenstette joined Federated Investors in 1992 and has been an Assistant Vice President of the Fund's investment adviser since October 1994. From 1992 until 1994, Mr. Grefenstette acted as an investment analyst. Mr. Grefenstette was a credit analyst at Westinghouse Credit Corp. from 1990 until 1992, and an investment officer at Pittsburgh National Bank from 1987 until 1990. Mr. Grefenstette received his M.S.I.A. from Carnegie Mellon University.

Aash M. Shah has been the Fund's portfolio manager since its inception. Mr. Shah joined Federated Investors in 1993 as an Investment Analyst and has been an Assistant Vice President of the Fund's investment adviser since 1995. Mr. Shah was employed at Westinghouse Credit Corp. from 1990 to 1993 as an Investment Analyst. Mr. Shah received his Masters in Industrial Administration from Carnegie Mellon University with a concentration in finance and accounting. Mr. Shah is a Chartered Financial Analyst.

Both the Trust and the Adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interest. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Board of Trustees, and could result in severe penalties.

DISTRIBUTION OF CLASS A SHARES
Federated Securities Corp. is the principal distributor for Shares of the Fund. Federated Securities Corp. is located at Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

                   DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Investment Company Act Rule 12b-1 (the "Distribution Plan"), the distributor may be paid a fee in an amount computed at an annual rate of up to .25% of the average daily net assets of Shares to finance any activity which is principally intended to result in the sale of Shares subject to the Distribution Plan. The Fund does not currently make payments to the distributor or charge a fee under the Distribution Plan for Shares, and shareholders will be notified if the Fund intends to charge a fee under the Distribution Plan. For Shares, the distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Distribution Plan is a compensation type plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by Shares under the Plan.

In addition, the Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25 of 1% of the average daily net asset value of Shares to obtain certain personal services for shareholders and for the maintenance of shareholder accounts ("Shareholder Services"). Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon Shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of sales services, distribution-related support services, or shareholder services.

The Glass-Steagall Act prohibits a depository institution (such as a commercial bank or savings association) from being an underwriter or distributor of most securities. In the event the Glass-Steagall Act is deemed to prohibit depository institutions from acting in the capacities described above or should Congress relax current restrictions on depository institutions, the Trustees will consider appropriate changes in the services.

State securities laws governing the ability of depository institutions to act as underwriters or distributors of securities may differ from interpretations given to the Glass-Steagall Act and, therefore, banks and financial institutions may be required to register as dealers pursuant to state laws.

                    OTHER PAYMENTS TO FINANCIAL INSTITUTIONS

Federated Securities Corp. will pay financial institutions, at the time of purchase, an amount equal to .50 of 1% of the net asset value of Shares purchased by their clients or customers under certain qualified retirement plans as approved by Federated Securities Corp. (Such payments are subject to a reclaim from the financial institution should the assets leave the program within 12 months after purchase.)

Furthermore, the distributor may offer to pay a fee from its own assets to financial institutions as financial assistance for providing substantial marketing and sales support. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's Adviser or its affiliates.

ADMINISTRATION OF THE FUND

                            ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Administrative Services provides these at an annual rate which relates to the average aggregate daily net assets of all Federated Funds as specified below:

     MAXIMUM              AVERAGE AGGREGATE
  ADMINISTRATIVE          DAILY NET ASSETS
       FEE             OF THE FEDERATED FUNDS
  --------------       ----------------------
    0.15 of 1%      on the first $250 million
   0.125 of 1%      on the next $250 million
    0.10 of 1%      on the next $250 million
   0.075 of 1%      on assets in excess of
                    $750 million



The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Administrative Services may choose voluntarily to waive a portion of its fee.

                                   CUSTODIAN

State Street Bank and Trust Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is custodian for the securities and cash of the Fund.

                  TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, P.O. Box 8600, Boston, Massachusetts 02266-8600, is transfer agent for the Shares of the Fund, and dividend disbursing agent for the Fund.

                              INDEPENDENT AUDITORS

The independent auditors for the Fund are Ernst & Young LLP, One Oxford Centre, Pittsburgh, Pennsylvania 15219.

EXPENSES OF THE FUND AND
CLASS A SHARES

Holders of Shares pay their allocable portion of Trust and portfolio expenses.

The Trust expenses for which holders of Class A Shares pay their allocable portion include, but are not limited to: the cost of organizing the Trust and continuing its existence; registering the Trust with federal and state securities authorities; Trustees' fees; auditors' fees; the cost of meetings of Trustees; legal fees of the Trust; association membership dues; and such non-recurring and extraordinary items as may arise from time to time.

The portfolio expenses for which holders of Class A Shares pay their allocable portion include, but are not limited to: registering the portfolio and Class A Shares of the portfolio; investment advisory services; taxes and commissions; custodian fees; insurance premiums; auditors' fees; and such non-recurring and extraordinary items as may arise from time to time.

At present, the only expenses which are allocated specifically to Class A Shares as a class are expenses under the Trust's Distribution Plan and fees for Shareholder Services. However, the Trustees reserve the right to allocate certain other expenses to holders of Class A Shares as they deem appropriate ("Class Expenses"). In any case, Class Expenses would be limited to: distribution fees; transfer agent fees as identified by the transfer agent as attributable to holders of Class A Shares; printing and postage expenses related to preparing and distributing materials such as shareholder reports, prospectuses and proxies to current shareholders; registration fees paid to the Securities and Exchange Commission and to state securities commissions; expenses related to administrative personnel and services as required to support holders of Class A Shares; legal fees relating solely to Class A Shares; and Trustees' fees incurred as a result of issues related solely to Class A Shares.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally utilize those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by Federated Securities Corp. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Trustees.


-------------------------------------------------------------------------------
                            SHAREHOLDER INFORMATION

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of each Fund or class in the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares of all series entitled to vote.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


-------------------------------------------------------------------------------
                                TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions, including capital gains distributions, received. This applies whether dividends and distributions are received in cash or as additional Shares. Distributions representing long-term capital gains, if any, will be taxable to shareholders as long-term capital gains no matter how long the shareholders have held the Shares. No federal income tax is due on any dividends earned in an IRA or qualified retirement plan until distributed. PENNSYLVANIA CORPORATE AND PERSONAL PROPERTY TAXES

In the opinion of Houston, Houston & Donnelly, counsel to the Trust:

 .the Trust is not subject to Pennsylvania corporate or personal property taxes; and

 .Trust shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Trust would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.


-------------------------------------------------------------------------------
                            PERFORMANCE INFORMATION

From time to time, the Fund advertises its total return and yield for Class A Shares.

Total return represents the change, over a specific period of time, in the value of an investment in Class A Shares after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of Class A Shares is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by Class A Shares over a thirty-day period by the maximum offering price per share of each class on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by Class A Shares and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

The performance information reflects the effect of non-recurring charges, such as the maximum sales load or contingent deferred sales charges, which, if excluded, would increase the total return and yield.

Total return and yield will be calculated separately for Class A Shares, Class B Shares, and Class C Shares.

From time to time, advertisements for Class A Shares of the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the performance of Class A Shares to certain indices.

-------------------------------------------------------------------------------
                            OTHER CLASSES OF SHARES

As of the date of this prospectus, the Fund also offers two other classes of shares called Class B Shares and Class C Shares. This prospectus relates only to Class A Shares.

Class B Shares are sold primarily to customers of financial institutions, subject to a maximum contingent deferred sales charge of 5.50%. The Fund has also adopted a Distribution Plan whereby the distributor is paid a fee of up to
 .75 of 1% and a Shareholder Services fee of up to .25 of 1% of the Class B Shares' average daily net assets with respect to Class B Shares. Investments in Class B Shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $50.

Class C Shares are sold primarily to customers of financial institutions at net asset value with no initial sales load. Class C Shares are distributed pursuant to a Distribution Plan adopted by the Fund whereby the distributor is paid a fee of up to .75 of 1%, in addition to a Shareholder Services fee of .25 of 1% of the Class C Shares' average daily net assets. In addition, Class C Shares may be subject to certain contingent deferred sales charges. Investments in Class C Shares are subject to a minimum initial investment of $1,500, unless the investment is in a retirement account, in which case the minimum investment is $50.

Class A Shares, Class B Shares, and Class C Shares are subject to certain of the same expenses. Expense differences, however, among Class A Shares, Class B Shares, and Class C Shares may affect the performance of each class.

To obtain more information and a prospectus for either Class B Shares or Class C Shares, investors may call 1-800-235-4669 or contact their financial institution.


                                        FEDERATED SMALL CAP
                                        STRATEGIES FUND
                                        (A PORTFOLIO OF FEDERATED EQUITY FUNDS)
                                        CLASS A SHARES
                                        PROSPECTUS

                                        An Open-End, Diversified
                                        Management Investment Company

                                        November 1, 1995

[LOGO] FEDERATED SECURITIES CORP.
      ---------------------------------------------
      Distributor
      A subsidiary of FEDERATED INVESTORS

      FEDERATED INVESTORS TOWER
      PITTSBURGH, PENNSYLVANIA 15222-3779
      Cusip 314172404             [RECYCLE LOGO]
      G01228-05 (11/95)



                      FEDERATED SMALL CAP STRATEGIES FUND
                    (A PORTFOLIO OF FEDERATED EQUITY FUNDS)
                                 CLASS A SHARES
                                 CLASS B SHARES
                                 CLASS C SHARES
                  COMBINED STATEMENT OF ADDITIONAL INFORMATION

   This  Combined Statement of Additional Information should be read with the
   combined prospectus for   Class A Shares, Class B Shares, and Class C
   Shares, and the stand-alone prospectus for Class A Shares of Federated Small Cap Strategies Fund (the "Fund") dated November 1, 1995. This Statement is not a prospectus itself. To receive a copy of either prospectus, write or call the Fund.

   FEDERATED INVESTORS TOWER
   PITTSBURGH, PENNSYLVANIA 15222-3779


                        Statement dated November 1, 1995



           FEDERATED SECURITIES
           CORP.

           Distributor
           A subsidiary of FEDERATED INVESTORS



GENERAL INFORMATION ABOUT THE FUND1       FEDERATED EQUITY FUNDS MANAGEMENT7

INVESTMENT OBJECTIVE AND POLICIES1         Fund Ownership                 11
                                           Trustees Compensation          12
 Corporate Debt Securities       1
                                           Trustee Liability              12
 Warrants                        1
                                          INVESTMENT ADVISORY SERVICES    13
 Restricted and Illiquid Securities
                                 1         Adviser to the Fund            13
 Futures and Options Transactions1         Advisory Fees                  13
 Futures Contracts               2         Other Related Services         13
 "Margin" in Futures Transactions2
 Put Options on Financial Futures
  Contracts                      2
 Stock Index Options             3
 Call Options on Financial and Stock
  Index Futures Contracts        3
 Purchasing Put and Call Options on
  Portfolio Securities           3
 Writing Covered Put and Call Options
  on Portfolio Securities        3
 Over-the-Counter Options        4
 When-Issued and Delayed Delivery
  Transactions                   4
 Lending of Portfolio Securities 4
 Repurchase Agreements           4
 Reverse Repurchase Agreements   4
 Portfolio Turnover              4
 Investment Limitations          4



ADMINISTRATIVE SERVICES         13        PERFORMANCE COMPARISONS         17

TRANSFER AGENT AND DIVIDEND               ABOUT FEDERATED INVESTORS       18
DISBURSING AGENT                13
                                          APPENDIX                        20
BROKERAGE TRANSACTIONS          13

PURCHASING SHARES               14

 Distribution Plan and Shareholder
  Services Agreement            14
 Conversion to Federal Funds    14
 Purchases by Sales Representatives,
  Trustees, and Employees of the Fund
                                14
DETERMINING NET ASSET VALUE     14

 Determining Market Value of
  Securities                    15
REDEEMING SHARES                15

 Redemption in Kind             15
EXCHANGING SECURITIES FOR SHARES15

 Tax Consequences               16
TAX STATUS                      16

 The Fund's Tax Status          16
 Shareholders' Tax Status       16
TOTAL RETURN                    16

YIELD                           16



GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio of Federated Equity Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated April 17, 1984, under the name "Federated Growth Trust." The Trust later changed its name to "Federated Equity Funds." The Declaration of Trust permits the Trust to offer separate series and classes of shares. Shares of the Fund are offered in three classes known as Class A Shares, Class B Shares, and Class C Shares (individually and collectively referred to as "Shares" as the context may require). This Combined Statement of Additional Information relates to all three classes of Shares.
INVESTMENT OBJECTIVE AND POLICIES

The investment objective of the Fund is to provide capital appreciation. Any income realized from the portfolio is entirely incidental. The Fund pursues its investment objective by investing primarily in a portfolio of common stocks of small capitalization companies. The investment objective cannot be changed without approval of shareholders.
CORPORATE DEBT SECURITIES
Corporate debt securities may bear fixed, fixed and contingent, or variable rates of interest. They may involve equity features such as conversion or exchange rights, warrants for the acquisition of common stock of the same or a different issuer, participations based on revenues, sales, or profits, or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).
WARRANTS
The Fund may invest in warrants. Warrants are basically options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time.



Warrants may have a life ranging from less than a year to twenty years or may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant, the warrant will expire as worthless. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.
RESTRICTED AND ILLIQUID SECURITIES

The ability of the Board of Trustees (the "Trustees") to determine the liquidity of certain restricted securities is permitted under a Securities and Exchange Commission ("SEC") staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933, as amended (the "Rule"). The Rule is a non-exclusive safe-harbor for certain secondary market transactions involving registration for resales of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under the Rule. The Fund believes that the staff of the SEC has left the question of determining the liquidity of all restricted securities to the Trustees. The Trustees may consider the following criteria in determining the liquidity of certain restricted securities:

   o the frequency of trades and quotes for the security;
   o the number of dealers willing to purchase or sell the security and the number of other potential buyers;
   o dealer undertakings to make a market in the security; and



   o the nature of the security and the nature of the marketplace trades.

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933, as amended, and treats such commercial paper as liquid. Section 4(2) commercial paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity.

FUTURES AND OPTIONS TRANSACTIONS
As a means of reducing fluctuations in the net asset value of shares of the Fund, the Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts, buying put and call options on portfolio securities and put options on financial futures contracts, and writing call options on futures contracts. The Fund may also write covered call options on its portfolio securities and covered put options to attempt to increase its current income. The Fund will maintain its positions in securities, option rights, and segregated cash subject to puts and calls until the options are exercised, closed, or have expired. An option position on financial futures contracts may be closed out over-the-counter or on a nationally recognized exchange which provides a secondary market for options of the same series. FUTURES CONTRACTS
The Fund may purchase and sell financial futures contracts to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions without necessarily buying or selling the securities. The Fund also may purchase and sell stock index futures to hedge against changes in prices. The Fund will not engage in futures transactions for speculative purposes.
A futures contract is a firm commitment by two parties: the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future. For example, in the fixed income securities market, prices move inversely to interest rates. A rise in rates means a drop in price. Conversely, a drop in rates means a rise in price. In order to hedge its holdings of fixed income securities against a rise in market interest rates, the Fund could enter into contracts to deliver securities at a predetermined price (i.e., "go short") to protect itself against the possibility that the prices of its fixed income securities may decline during the Fund's anticipated holding period. The Fund would "go long" (agree to purchase securities in the future at a predetermined price) to hedge against a decline in market interest rates.
Stock index futures contracts are based on indices that reflect the market value of common stock of the firms included in the indices. An index futures contract is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the differences between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written.
"MARGIN" IN FUTURES TRANSACTIONS
Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that initial margin in futures transactions does not involve the borrowing of funds by the Fund to finance the transactions. Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.
A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark to market its open futures positions.
The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.
PUT OPTIONS ON FINANCIAL FUTURES CONTRACTS
The Fund may purchase listed put options on financial futures contracts to protect portfolio securities against decreases in value resulting from market factors, such as an anticipated increase in interest rates. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.
Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the decrease in value of the hedged securities.
Alternatively, the Fund may exercise its put option to close out the position. To do so, it would simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and only the premium paid for the contract will be lost.
STOCK INDEX OPTIONS
The Fund may purchase put options on stock indices listed on national securities exchanges or traded in the over-the-counter market. A stock index fluctuates with changes in the market values of the stocks included in the index.
The effectiveness of purchasing stock index options will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to predict correctly movements in the directions of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.



CALL OPTIONS ON FINANCIAL AND STOCK INDEX FUTURES CONTRACTS
In addition to purchasing put options on futures, the Fund may write listed and over-the-counter call options on financial and stock index futures contracts (including cash-settled stock index options) to hedge its portfolio against an increase in market interest rates or a decrease in stock prices. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised. As stock prices fall or market interest rates rise, causing the prices of futures to go down, the Fund's obligation under a call option on a future (to sell a futures contract) costs less to fulfill, causing the value of the Fund's call option position to increase.
In other words, as the underlying futures price goes down below the strike price, the buyer of the option has no reason to exercise the call, so that the Fund keeps the premium received for the option. This premium can substantially offset the drop in value of the Fund's portfolio securities.
Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then substantially offset the decrease in value of the hedged securities. The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.
PURCHASING PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES
The Fund may purchase put and call options on portfolio securities to protect against price movements in particular securities in its portfolio. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right to buy the underlying securities from the seller.
WRITING COVERED PUT AND CALL OPTIONS ON PORTFOLIO SECURITIES
The Fund may also write covered put and call options to generate income and thereby protect against price movements in particular securities in the Fund's portfolio. As the writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. As the writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option.
The Fund may only write call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.
OVER-THE-COUNTER OPTIONS
The Fund may purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options when options on the portfolio securities held by the Fund are not traded on an exchange.



WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund`s records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.
LENDING OF PORTFOLIO SECURITIES
The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.
REPURCHASE AGREEMENTS
The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are found by the Fund's investment adviser to be creditworthy pursuant to guidelines established by the Trustees. REVERSE REPURCHASE AGREEMENTS
The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future, the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but the ability to enter into reverse repurchase agreements does not ensure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.
When effecting reverse repurchase agreements, liquid assets of the Fund, in a dollar amount sufficient to make payment for the obligations to be purchased, are segregated at the trade date. These securities are marked to market daily and are maintained until the transaction is settled.
PORTFOLIO TURNOVER
The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective. It is not anticipated that the portfolio trading engaged in by the Fund will result in its annual rate of portfolio turnover exceeding 100%.



INVESTMENT LIMITATIONS
  SELLING SHORT AND BUYING ON MARGIN
     The Fund will not sell any securities short or purchase any securities on margin, other than in connection with buying stock index futures contracts, put options on stock index futures, put options on financial futures and portfolio securities, and writing covered call options, but may obtain such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.
  ISSUING SENIOR SECURITIES AND BORROWING MONEY
     The Fund will not issue senior securities, except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed. The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.
  PLEDGING ASSETS
     The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. For purposes of this limitation, the following will not be deemed to be pledges of the Fund's assets: margin deposits for the purchase and sale of financial futures contracts and related options, and segregation or collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.
  CONCENTRATION OF INVESTMENTS
     The Fund will not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities.
  INVESTING IN COMMODITIES
     The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts. However, the Fund may purchase put options on stock index futures, put options on financial futures, stock index futures contracts, and put options on portfolio securities, and may write covered call options.
  INVESTING IN REAL ESTATE
     The Fund will not buy or sell real estate, including limited partnership interests, although it may invest in the securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.
  LENDING CASH OR SECURITIES
     The Fund will not lend any of its assets, except portfolio securities.
     This shall not prevent the Fund from purchasing or holding U.S. government obligations, money market instruments, variable rate demand notes, bonds, debentures, notes, certificates of indebtedness, or other debt securities, entering into repurchase agreements, or engaging in other transactions where permitted by the Fund's investment objective, policies, and limitations or the Trust's Declaration of Trust.



  UNDERWRITING
     The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
  DIVERSIFICATION OF INVESTMENTS
     With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash, cash items, or securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, and will not acquire more than 10% of the outstanding voting securities of any one issuer.
The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material changes in these limitations become effective.
  INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES
     The Fund will limit its investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of its total assets in any one investment company, and invest no more than 10% of its total assets in investment companies in general. The Fund will purchase securities of investment companies only in open-market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, or acquisition of assets.



  INVESTING IN ILLIQUID SECURITIES
    The Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, non-negotiable fixed time deposits with maturities over seven days, over-the-counter options, and certain restricted securities not determined by the Trustees to be liquid.
  INVESTING IN NEW ISSUERS
     The Fund will not invest more than 5% of the value of its total assets in securities of issuers with records of less than three years of continuous operations, including the operation of any predecessor.
  INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES OF THE TRUST
     The Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or the Fund's investment adviser, owning individually more than 1/2 of 1% of the issuer's securities, together own more than 5% of the issuer's securities.
  INVESTING IN RESTRICTED SECURITIES
     The Fund will not invest more than 5% of the value of its total assets in securities subject to restrictions on resale under the Securities Act of 1933, except for commercial paper issued under Section 4(2) of the Securities Act of 1933 and certain other restricted securities which meet the criteria for liquidity as established by the Trustees.
  INVESTING IN MINERALS
     The Fund will not purchase interests in oil, gas, or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.



  PURCHASING SECURITIES TO EXERCISE CONTROL
     The Fund will not purchase securities of a company for the purpose of exercising control or management.
  INVESTING IN OPTIONS
     The Fund will not purchase put or call options on securities or futures contracts, if more than 5% of the value of the Fund's total assets would be invested in premiums on open option positions.
  WRITING COVERED CALL OPTIONS
     The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.
  INVESTING IN WARRANTS
     The Fund will not invest more than 5% of the value of its net assets in warrants. No more than 2% of the Fund's net assets, to be included within the overall 5% limit on investments in warrants, may be warrants which are not listed on the New York or American Stock Exchanges. For purposes of this investment restriction, warrants acquired by the Fund in units with or attached to securities may be deemed to be without value.
For purposes of its policies and limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."
Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.



The Fund has no present intent to borrow money, pledge securities, or invest in reverse repurchase agreements in excess of 5% of the value of its total assets in the coming fiscal year. In addition, the Fund expects to lend not more than 5% of its total assets in the coming fiscal year.
To comply with registration requirements in certain states, the Fund (1) will limit the aggregate value of the assets underlying covered call options or put options written by the Fund to not more than 25% of its net assets, (2) will limit the premiums paid for options purchased by the Fund to 5% of its net assets, and (3) will limit the margin deposits on futures contracts entered into by the Fund to 5% of its net assets. (If state requirements change, these restrictions may be revised without shareholder notification.)
FEDERATED EQUITY FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Federated Equity Funds, and principal occupations.


John F. Donahue@*
Federated Investors Tower
Pittsburgh, Pennsylvania
Birthdate:  July 28, 1924
Chairman and Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director, Trustee, or Managing General Partner of the Funds. Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.





Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, Pennsylvania
Birthdate:  February 3, 1934
Trustee
Director, Oberg Manufacturing Co.; Chairman of the Board, Children's Hospital of Pittsburgh; Director, Trustee, or Managing General Partner of the Funds; formerly, Senior Partner, Ernst & Young LLP.



John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, Florida
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; President, Northgate Village Development Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; Director, Trustee, or Managing General Partner of the Funds; formerly, President, Naples Property Management, Inc.




William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, Pennsylvania
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp. and Director, Ryan Homes, Inc.


James E. Dowd
571 Hayward Mill Road

Concord, Massachusetts

Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director, Trustee, or Managing General Partner of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, Pennsylvania
Birthdate:  October 11, 1932
Trustee



Professor of Medicine and Member, Board of Trustees, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director, Trustee, or Managing General Partner of the Funds.


Edward L. Flaherty, Jr.@
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, Pennsylvania
Birthdate:  June 18, 1924
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Director, Eat'N Park Restaurants, Inc., and Statewide Settlement Agency, Inc.; Director, Trustee, or Managing General Partner of the Funds; formerly, Counsel, Horizon Financial, F.A., Western Region.


Peter E. Madden

Seacliff
562 Bellevue Avenue
Newport, Rhode Island

Birthdate:  March 16, 1942
Trustee



Consultant; State Representative, Commonwealth of Massachusetts; Director, Trustee, or Managing General Partner of the Funds; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation.




Gregor F. Meyer
Henny, Kochuba, Meyer and Flaherty
Two Gateway Center - Suite 674
Pittsburgh, Pennsylvania
Birthdate:  October 6, 1926
Trustee
Attorney-at-law; Shareholder, Henny, Kochuba, Meyer and Flaherty; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director, Trustee, or Managing General Partner of the Funds.


John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, Pennsylvania
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue; Director, Trustee or Managing General Partner of the Funds.


Wesley W. Posvar
1202 Cathedral of Learning



University of Pittsburgh
Pittsburgh, Pennsylvania
Birthdate:  September 14, 1925
Trustee
Professor, International Politics and Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., and U.S. Space Foundation; Chairman, Czecho Management Center; Director, Trustee, or Managing General Partner of the Funds; President Emeritus, University of Pittsburgh; founding Chairman, National Advisory Council for Environmental Policy and Technology and Federal Emergency Management Advisory Board.


Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, Pennsylvania

Birthdate:  June 21, 1935

Trustee
Public relations/marketing consultant; Conference Coordinator, Non-profit entities; Director, Trustee, or Managing General Partner of the Funds.


Glen R. Johnson
Federated Investors Tower
Pittsburgh, Pennsylvania
Birthdate:  May 2, 1929
President



Trustee, Federated Investors; President and/or Trustee of some of the Funds; staff member, Federated Securities Corp. and Federated Administrative Services.




J. Christopher Donahue
Federated Investors Tower
Pittsburgh, Pennsylvania
Birthdate:  April 11, 1949
Executive Vice President
President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Administrative Services, Federated Services Company, and Federated Shareholder Services; President or Vice President of the Funds; Director, Trustee, or Managing General Partner of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Trust.


Edward C. Gonzales
Federated Investors Tower
Pittsburgh, Pennsylvania
Birthdate:  October 22, 1930
Executive Vice President
Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated



Services Company; Chairman, Treasurer, and Trustee, Federated Administrative Services; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.



Richard B. Fisher
Federated Investors Tower
Pittsburgh, Pennsylvania
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.


David M. Taylor
Federated Investors Tower
Pittsburgh, Pennsylvania
Birthdate:  January 13, 1947
Treasurer
Senior Vice President, Controller, and Trustee, Federated Investors; Controller, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., and Passport Research, Ltd.; Senior Vice President, Federated Shareholder Services; Vice President, Federated Administrative Services; Treasurer of some of the Funds.





John W. McGonigle
Federated Investors Tower
Pittsburgh, Pennsylvania
Birthdate:  October 26, 1938
Executive Vice President and Secretary

Executive Vice President, Secretary, General Counsel, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Services Company; Executive Vice President, Secretary, and Trustee, Federated Administrative Services; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds.



  * This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940, as amended.
  @ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board of Trustees between meetings of the Board.
As used in the table above, "The Funds" and "Funds" mean the following investment companies: American Leaders Fund, Inc.; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated ARMs Fund; Federated Exchange Fund, Ltd.; Federated GNMA Trust; Federated Government



Trust; Federated Growth Trust; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Master Trust; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 3-5 Years; First Priority Funds; Fixed Income Securities, Inc.; Fortress Adjustable Rate U.S. Government Fund, Inc.; Fortress Municipal Income Fund, Inc.; Fortress Utility Fund, Inc.; Fund for U.S. Government Securities, Inc.; Government Income Securities, Inc.; High Yield Cash Trust; Insurance Management Series; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Equity Income Fund, Inc.; Liberty High Income Bond Fund, Inc.; Liberty Municipal Securities Fund, Inc.; Liberty U.S. Government Money Market Trust; Liberty Term Trust, Inc. - 1999; Liberty Utility Fund, Inc.; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; 111 Corcoran Funds; Peachtree Funds; The Planters Funds; RIMCO Monument Funds; The Shawmut Funds; Star Funds; The Starburst Funds; The Starburst Funds II; Stock and Bond Fund, Inc.; Sunburst Funds; Targeted Duration Trust; Tax-Free Instruments Trust; Trademark Funds; Trust for Financial Institutions; Trust For Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; The Virtus Funds; and World Investment Series, Inc.
FUND OWNERSHIP
Officers and Trustees own less than 1% of the Fund's outstanding Shares.





TRUSTEES COMPENSATION


                  AGGREGATE
NAME ,          COMPENSATION
POSITION WITH       FROM          TOTAL COMPENSATION PAID
TRUST              TRUST*           FROM FUND COMPLEX +


John F. Donahue  $ 0       $0 for the Trust and
Chairman and Trustee          68 other investment companies in the Fund Complex


Thomas G. Bigley $ 0       $20,688 for the Trust and
Trustee                    49 other investment companies in the Fund Complex


John T. Conroy, Jr.        $ 1,566 $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex

William J. Copeland        $ 1,566 $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex

James E. Dowd    $ 1,566   $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.    $ 1,419 $106,460 for the Trust and



Trustee                    64 other investment companies in the Fund Complex

Edward L. Flaherty, Jr.    $ 1,566 $117,202 for the Trust and
Trustee                    64 other investment companies in the Fund Complex

Peter E. Madden  $ 1,419   $90,563 for the Trust and
Trustee                    64 other investment companies in the Fund Complex

Gregor F. Meyer  $ 1,419   $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund Complex

John E. Murray, Jr.        $ 0     $0 for the Trust and
Trustee                    69 other investment companies in the Fund Complex

Wesley W. Posvar $ 1,419   $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund Complex

Marjorie P. Smuts$ 1,419   $106,460 for the Trust and
Trustee                    64 other investment companies in the Fund Complex


*Information is furnished for the fiscal year ended October 31, 1994.
+The information is provided for the last calendar year.
TRUSTEE LIABILITY
The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND
The Fund's investment adviser is Federated Management (the "Adviser"). It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J. Christopher Donahue.
The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.
ADVISORY FEES
For its advisory services, Federated Management receives an annual investment advisory fee as described in each prospectus.
  STATE EXPENSE LIMITATIONS
     The Adviser has undertaken to comply with the expense limitations established by certain states for investment companies whose shares are registered for sale in those states. If the Fund's normal operating expenses (including the investment advisory fee, but not including brokerage commissions, interest, taxes, and extraordinary expenses) exceed 2-1/2% per year of the first $30 million of average net assets, 2% per year of the next $70 million of average net assets, and 1-1/2% per year of the remaining average net assets, the Adviser will reimburse the Fund for its expenses over the limitation.



     If the Fund's monthly projected operating expenses exceed this limitation, the investment advisory fee paid will be reduced by the amount of the excess, subject to an annual adjustment. If the expense limitation is exceeded, the amount to be reimbursed by the Adviser will be limited, in any single fiscal year, by the amount of the investment advisory fee.
     This arrangement is not part of the advisory contract and may be amended or rescinded in the future.
OTHER RELATED SERVICES
Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of shares of funds offered by Federated Securities Corp.
ADMINISTRATIVE SERVICES

Federated Administrative Services, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee described in each prospectus. Dr. Henry J. Gailliot, an officer of Federated Management, the Adviser to the Fund, holds approximately 20% of the outstanding common stock and serves as a director of Commercial Data Services, Inc., a company which provides computer processing services to Federated Administrative Services.
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company serves as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type, and number of accounts and transactions made by shareholders.
Federated Services Company also maintains the Fund's accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.



BROKERAGE TRANSACTIONS

The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include:
   o advice as to the advisability of investing in securities;
   o security analysis and reports;
   o economic studies;
   o industry studies;
   o receipt of quotations for portfolio evaluations; and
   o similar services.
The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relation to the value of the brokerage and research services provided.
Research services provided by brokers may be used by the Adviser or by affiliates of Federated Investors in advising other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. PURCHASING SHARES

Except under certain circumstances described in each prospectus, Shares are sold at their net asset value (plus a sales load on Class A Shares only) on days the New York Stock Exchange is open for business. The procedure for purchasing Shares is explained in each prospectus under "How To Purchase Shares." DISTRIBUTION PLAN AND SHAREHOLDER SERVICES AGREEMENT
These arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services as appropriate, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include, but are not limited to, marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.
By adopting the Distribution Plan, the Trustees expect that the Class A Shares, Class B Shares, and Class C Shares of the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in pursuing its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, it may be possible to curb sharp fluctuations in rates of redemptions and sales.
Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.
CONVERSION TO FEDERAL FUNDS
It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds before shareholders begin to earn dividends. Federated Services Company acts as the shareholder's agent in depositing checks and converting them to federal funds.



PURCHASES BY SALES REPRESENTATIVES, TRUSTEES, AND EMPLOYEES OF THE FUND Trustees, employees, and sales representatives of the Fund, Federated Management, and Federated Securities Corp. or their affiliates, or any investment dealer who has a sales agreement with Federated Securities Corp. and their spouses and children under 21, may buy Class A Shares at net asset value without a sales load. Shares may also be sold without a sales load to trusts or pension or profit-sharing plans for these people.
These sales are made with the purchaser's written assurance that the purchase is for investment purposes and that the securities will not be resold except through redemption by the Fund.
DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in each prospectus.
DETERMINING MARKET VALUE OF SECURITIES
Market values of the Fund's portfolio securities, other than options, are determined as follows:
   o according to the last sale price on a national securities exchange, if available;
   o in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices and for bonds and other fixed income securities as determined by an independent pricing service;
   o for unlisted equity securities, the latest bid prices; or
   o for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service or at fair value as determined in good faith by the Board of Trustees.



Options are valued at the market values established by the exchanges at the close of option trading unless the Trustees determine in good faith that another method of valuing option positions is necessary.
REDEEMING SHARES

The Fund redeems Shares at the next computed net asset value, less any applicable contingent deferred sales charge, after the Fund receives the redemption request. Redemption procedures are explained in each prospectus under "How To Redeem Shares." Although the transfer agent does not charge for telephone redemptions, it reserves the right to charge a fee for the cost of wire-transferred redemptions of less than $5,000.
Class B Shares redeemed within one to six years of purchase and Class C Shares and applicable Class A Shares redeemed within one year of purchase may be subject to a contingent deferred sales charge. The amount of the contingent deferred sales charge is based upon the amount of the administrative fee paid at the time of purchase by the distributor to the financial institution for services rendered, and the length of time the investor remains a shareholder in the Fund. Should financial institutions elect to receive an amount less than the administrative fee that is stated in the prospectus for servicing a particular shareholder, the contingent deferred sales charge and/or holding period for that particular shareholder will be reduced accordingly.
REDEMPTION IN KIND
Although the Trust intends to redeem Shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the respective Fund's portfolio. To the extent available, such securities will be readily marketable.
The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940, as amended, under which the Fund is obligated to redeem Shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the respective class's net asset value during any 90-day period.
Any redemption beyond this amount will also be in cash unless the Trustees determine that payments should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable.
Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.
EXCHANGING SECURITIES FOR SHARES

Investors may exchange securities they already own for Shares, or they may exchange a combination of securities and cash for Shares. An investor should forward the securities in negotiable form with an authorized letter of transmittal to Federated Securities Corp. The Fund will notify the investor of its acceptance and valuation of the securities within five business days of their receipt by State Street Bank.
The Fund values securities in the same manner as the Fund values its assets. The basis of the exchange will depend upon the net asset value of Shares on the day the securities are valued. One Share of the Fund will be issued for each equivalent amount of securities accepted.
Any interest earned on the securities prior to the exchange will be considered in valuing the securities. All interest, dividends, subscription, or other rights attached to the securities become the property of the Fund, along with the securities.



TAX CONSEQUENCES
Exercise of this exchange privilege is treated as a sale for federal income tax purposes. Depending upon the cost basis of the securities exchanged for Shares, a gain or loss may be realized by the investor.
TAX STATUS

THE FUND'S TAX STATUS
The Fund will pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:
   o derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
   o derive less than 30% of its gross income from the sale of securities held less than three months;
   o invest in securities within certain statutory limits; and
   o distribute to its shareholders at least 90% of its net income earned during the year.
SHAREHOLDERS' TAX STATUS
Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional Shares. No portion of any income dividend paid by the Fund is eligible for the dividends received deduction available to corporations. These dividends, and any short-term capital gains, are taxable as ordinary income.



  CAPITAL GAINS
     Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them regardless of how long they have held the Fund Shares.
TOTAL RETURN

The average annual total return for each class of Shares of the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the net asset value per share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales load adjusted over the period by any additional Shares, assuming the quarterly reinvestment of all dividends and distributions.
Any applicable contingent deferred sales charge is deducted from the ending value of the investment based on the lesser of the original purchase price or the net asset value of Shares redeemed.
YIELD

The yield for each class of Shares of the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by any class of Shares over a thirty-day period by the maximum offering price per share of the respective class on the last day of the period. This value is annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange



Commission and, therefore, may not correlate to the dividends or other distributions paid to the shareholders.
To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in any class of Shares, the performance will be reduced for those shareholders paying those fees.
PERFORMANCE COMPARISONS

The performance of each of the classes of Shares depends upon such variables as:
   o portfolio quality;
   o average portfolio maturity;
   o type of instruments in which the portfolio is invested;
   o changes in interest rates and market value of portfolio securities;
   o changes in the Fund's or any class of Shares' expenses; and
   o various other factors.
The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per Share fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   o RUSSELL 2000 SMALL STOCK INDEX is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.



   o STANDARD & POOR'S DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS (S&P 500), a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the S & P 500 assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.
   o STANDARD & POOR'S 600 SMALL CAPITALIZATION INDEX S&P Small Cap 600 is an unmanaged index of 600 small capitalization common stocks with a market capitalization generally ranging between $80 million and $600 million. The index, monitored by Standard & Poor's Corporation, is cited as an indicator of small capitalization stock performance.
   o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Lipper ranking in the "small company growth funds" category in advertising and sales literature.
   o LIPPER SMALL COMPANY GROWTH FUND AVERAGE is an average of the total returns for 312 growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.
   o LIPPER SMALL COMPANY GROWTH FUND INDEX is an average of the net asset-valuated total returns for the top 30 small company growth funds tracked by Lipper Analytical Services, Inc., an independent mutual fund rating service.



   o MORNINGSTAR, INC. , an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.
   o WILSHIRE 5000 EQUITY INDEX consists of nearly 5,000 common equity securities, covering all stocks in the U.S. for which daily pricing is available, and can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks.
   o STRATEGIC INSIGHT SMALL COMPANY GROWTH FUNDS INDEX consists of mutual funds that invest primarily in companies below $750 million in total market capitalization.
   o VALUE LINE COMPOSITE INDEX consists of approximately 1,700 common equity securities. It is based on a geometric average of relative price changes of the component stocks and does not include income.
   o VALUE LINE MUTUAL FUND SURVEY, published by Value Line Publishing, Inc., analyzes price, yield, risk, and total return for equity and fixed income mutual funds. The highest rating is One, and ratings are effective for two weeks.
   o MUTUAL FUND SOURCE BOOK, published by Morningstar, Inc., analyzes price, yield, risk, and total return for equity and fixed income funds.
   o FINANCIAL PUBLICATIONS: The Wall Street Journal, Business Week, Changing Times, Financial World, Forbes, Fortune, and Money Magazines, among others- -provide performance statistics over specified time periods.
   o CDA MUTUAL FUND REPORT, published by CDA Investment Technologies, Inc., analyzes price, current yield, risk, total return, and average rate of return (average annual compounded growth rate) over specified time periods for the mutual fund industry.



   o STRATEGIC INSIGHT MUTUAL FUND RESEARCH AND CONSULTING, ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, the Fund will quote its Strategic Insight ranking in the "small company growth funds" category in advertising and sales literature.
Advertisements and other sales literature for any class of Shares may quote total returns which are calculated on non-standardized base periods. These total returns also represent the historic change in the value of an investment in any class of Shares based on quarterly reinvestment of dividends over a specified period of time.
From time to time as it deems appropriate, the Fund may advertise the performance of any class of Shares using charts, graphs, and descriptions, compared to federally insured bank products including certificates of deposit and time deposits and to money market funds using the Lipper Analytical Services money market instruments average. In addition, advertising and sales literature for the Fund may use charts and graphs to illustrate the principles of dollar-cost averaging and may disclose the amount of dividends paid by the Fund over certain periods of time.
Advertisements may quote performance information which does not reflect the effect of the sales load on Class A Shares.
ABOUT FEDERATED INVESTORS

Federated Investors ("Federated") is dedicated to meeting investor needs which is reflected in its investment decision making-structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.
The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors.
In the equity sector, Federated has more than 25 years' experience. As of December 31, 1994, Federated managed 15 equity funds totaling approximately $4 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.
J. Thomas Madden, Executive Vice President, oversees Federated's equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated's domestic fixed income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated's international portfolios.
MUTUAL FUND MARKET
Twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $2 trillion to the more than 5,500 funds available.* *source: Investment Company Institute


Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:



INSTITUTIONAL
Federated meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division.
TRUST ORGANIZATIONS
Other institutional clients include close relationships with more than 1,500 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios.
The marketing effort to trust clients is headed by Mark R. Gensheimer, Executive Vice President, Bank Marketing & Sales.
BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES
Federated mutual funds are available to consumers through major brokerage firms nationwide--including 200 New York Stock Exchange firms--supported by more wholesalers than any other mutual fund distributor. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Division.



APPENDIX

STANDARD AND POOR'S RATINGS GROUP LONG TERM DEBT RATING DEFINITIONS
AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's Ratings Group. Capacity to pay interest and repay principal is extremely strong.



AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.
A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
BB--Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB-rating.
CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.
C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.
CI--The rating CI is reserved for income bonds on which no interest is being paid.
D--Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's Ratings Group believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
MOODY'S INVESTORS SERVICE, INC. LONG TERM BOND RATING DEFINITIONS
AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities. A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B--Bonds which are rated B generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.



C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
FITCH INVESTORS SERVICE, INC. LONG-TERM DEBT RATING DEFINITIONS
AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.
AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.
BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.
BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.
B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.
CCC--Bonds have certain indentifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.
CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.
C--Bonds are in imminent default in payment of interest or principal.
DDD, DD, AND D--Bonds are in default on interest and/or principal payments.
Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. DDD represents the highest potential for recovery on these bonds, and D represents the lowest potential for recovery.
MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS
PRIME-1--Issuers rated PRIME-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:
- Leading market positions in well established industries.
- High rates of return on funds employed.
- Conservative capitalization structure with moderate reliance on debt and ample asset protection.
- Broad margins in earning coverage of fixed financial charges and high internal cash generation.
- Well established access to a range of financial markets and assured sources of alternate liquidity.
PRIME-2--Issuers rated PRIME-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained. STANDARD AND POOR'S RATINGS GROUP COMMERCIAL PAPER RATINGS
A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
FITCH INVESTORS SERVICE, INC. COMMERCIAL PAPER RATING DEFINITIONS FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.
FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.









                                                                 Cusip 314172404
                                                                 Cusip 314172503
                                                                 Cusip 314172602

                                                               G01228-06 (11/95)